September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Core Bond Trust (BHK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2017-1A, Class CR, (3- mo. CME Term SOFR + 2.41%), 6.74%, 10/20/34(a)(b)	USD	500	$ 500,742
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 04/16/37(a)(b)		650	654,707
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/22/38		1,295	1,300,351
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/22/38		777	780,908
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 5.54%, 10/20/30(a)(b)		218	217,959
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.68%, 07/24/34(a)(b)		250	249,062
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38(a)(b)		500	501,750
Birch Grove CLO Ltd.(a)(b)
Series 2021-3A, Class D1R, (3-mo. CME Term SOFR + 2.85%), 7.18%, 01/19/38		250	252,755
Series 2023-6A, Class A1R, (3-mo. CME Term SOFR + 1.38%), 5.75%, 07/20/37		1,500	1,505,287
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/15/37(a)(b)		1,200	1,208,668
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.40%, 07/18/34(a)(b)		2,500	2,501,251
Canyon Capital CLO Ltd.(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.48%, 07/15/31		250	250,484
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 7.93%, 04/15/34		500	501,437
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.35%, 04/20/32(a)(b)		384	384,577
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/15/34(a)(b)		250	250,765
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		500	501,405
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.13%, 04/20/35(a)(b)		400	401,088
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.78%, 04/21/37		1,000	1,007,068
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,036	1,039,108
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38		1,295	1,300,361
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.38%, 10/20/37		500	504,234
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 7.68%, 07/15/36		500	501,390
Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.29%, 07/25/50(b)		520	525,823
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		164	165,235
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1-mo. Term SOFR + 0.25%), 4.40%, 01/15/37(a)		680	654,622
Security		Par (000)	Value
Asset-Backed Securities (continued)
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3- mo. CME Term SOFR + 3.11%), 7.43%, 10/15/30(a)(b)	USD	280	$ 279,779
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.24%, 04/18/31(a)(b)		1,250	1,259,288
Dryden Senior Loan Fund, Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/15/31(a)(b)		77	77,621
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3-mo. CME Term SOFR + 1.51%), 5.84%, 01/20/30(a)(b)		1,000	1,000,402
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50(b)		110	93,546
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 7.03%, 10/20/36(a)(b)		500	501,139
Elmwood CLO 26 Ltd., Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 6.67%, 04/18/37(a)(b)		1,300	1,309,490
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3-mo. CME Term SOFR + 1.70%), 6.03%, 07/18/37(a)(b)		250	250,833
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)		470	470,377
GreenSky Home Improvement Issuer Trust(b)
Series 2024-2, Class C, 5.55%, 10/27/59		100	101,008
Series 2025-2A, Class A4, 4.89%, 06/25/60		252	253,236
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, 10/20/32(b)		548	553,818
Lendmark Funding Trust, Series 2025-2A, Class C, 5.28%, 10/20/34(b)		1,000	1,009,253
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1-mo. Term SOFR + 0.59%), 4.75%, 09/25/36(a)		5,746	1,469,313
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		221	223,490
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 5.83%, 04/18/37(a)(b)		1,300	1,306,901
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 10.84%, 04/19/33(a)(b)		500	500,857
Madison Park Funding XXIII Ltd.(a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.55%, 07/27/31		542	543,669
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.58%, 07/27/31		600	601,139
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.27%, 04/15/37(a)(b)		1,000	1,004,660
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.44%, 07/17/34(a)(b)		250	250,351
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.24%, 01/22/35(a)(b)		250	250,531
Navient Private Education Refi Loan Trust(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		332	323,395
Series 2019-GA, Class A, 2.40%, 10/15/68		102	98,863
Series 2021-CA, Class A, 1.06%, 10/15/69		559	509,687
Series 2021-DA, Class C, 3.48%, 04/15/60		392	367,050

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Navient Private Education Refi Loan Trust(b) (continued)
Series 2021-EA, Class A, 0.97%, 12/16/69	USD	678	$ 611,376
Series 2023-A, Class A, 5.51%, 10/15/71		122	124,695
Nelnet Student Loan Trust(b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	418,421
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,771,128
Series 2021-CA, Class AFL, (1-mo. Term SOFR + 0.85%), 4.99%, 04/20/62(a)		239	238,744
Series 2025-BA, Class D, 6.04%, 05/17/55		549	552,840
Neuberger Berman Loan Advisers CLO Ltd.(a)(b)
Series 2019-31A, Class AR2, (3-mo. CME Term SOFR + 1.23%), 5.56%, 01/20/39		1,615	1,618,362
Series 2019-34A, Class BR2, (3-mo. CME Term SOFR + 1.65%), 5.98%, 07/20/39		530	530,371
OCP CLO Ltd.(a)(b)
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.67%, 11/26/37		1,000	1,002,999
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38		1,000	1,003,018
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.63%, 07/15/34(a)(b)		250	249,983
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.98%, 01/25/31(a)(b)		500	500,900
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.34%, 01/22/30(a)(b)		500	500,887
OHA Credit Funding Ltd., Series 2022-12RA, Class C, (3-mo. CME Term SOFR + 1.80%), 6.13%, 07/20/37(a)(b)		1,250	1,252,489
OneMain Direct Auto Receivables Trust, Series 2025- 1A, Class D, 6.10%, 07/14/37(b)		533	542,927
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 7.26%, 01/20/31(a)(b)		1,000	1,001,314
Palmer Square CLO Ltd.(a)(b)
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 5.86%, 11/15/36		250	250,446
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.51%, 11/15/36		250	251,118
Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.97%, 01/15/38		920	924,821
Point Broadband Funding LLC(b)
Series 2025-1A, Class A2, 5.34%, 07/20/55		1,000	1,009,017
Series 2025-1A, Class C, 8.16%, 07/20/55		750	766,781
Prodigy Finance DAC, Series 2021-1A, Class C, (1-mo. Term SOFR + 3.86%), 8.02%, 07/25/51(a)(b)		43	43,561
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.97%, 01/25/38(a)(b)		1,700	1,704,471
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		850	851,828
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 01/15/38(a)(b)		1,709	1,716,630
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 6.73%, 10/23/30(a)(b)		500	501,078
Sandstone Peak II Ltd., Series 2023-1A, Class A1R, (3-mo. CME Term SOFR + 1.41%), 5.74%, 07/20/38(a)(b)		1,000	1,004,501
Security		Par (000)	Value
Asset-Backed Securities (continued)
Sesac Finance LLC, Series 2025-1, Class A2, 5.50%, 07/25/55(b)	USD	345	$ 343,632
SMB Private Education Loan Trust(b)
Series 2019-A, Class A2A, 3.44%, 07/15/36		539	533,534
Series 2019-B, Class A2A, 2.84%, 06/15/37		126	123,221
Series 2021-A, Class A2B, 1.59%, 01/15/53		255	235,870
Series 2021-A, Class B, 2.31%, 01/15/53		131	128,321
Series 2021-C, Class C, 3.00%, 01/15/53		108	94,508
Series 2021-C, Class D, 3.93%, 01/15/53		53	47,838
Series 2021-D, Class A1A, 1.34%, 03/17/53		717	675,374
Series 2022-C, Class A1A, 4.48%, 05/16/50		245	243,964
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 6.17%, 10/16/56(a)		163	166,187
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,125	1,155,598
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	—
Series 2004-2, Class Note, 2.08%, 03/30/30		264	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		10	8,349
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		293	296,830
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.51%, 07/15/30(a)(b)		184	183,754
Trestles CLO Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 6.42%, 07/25/37		1,750	1,758,687
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.47%, 07/25/37		250	252,249
Trimaran CAVU Ltd.(a)(b)
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/25/34		500	502,302
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.27%, 07/20/36		500	501,626
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	12	16,277
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	187	188,281
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		337	338,010
Voya CLO Ltd.(a)(b)
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.23%, 06/07/30		250	250,367
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 5.83%, 07/15/31		1,000	1,000,475
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.69%, 01/20/38(a)(b)		750	752,566
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.19%, 01/20/35(a)(b)		725	725,812
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3-mo. CME Term SOFR + 3.10%), 7.42%, 07/24/36(a)(b)		500	501,315
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3-mo. CME Term SOFR + 2.90%), 7.22%, 10/24/37(a)(b)		500	504,080
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO III Ltd.(a)(b)
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.17%, 10/15/35	USD	250	$ 252,004
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 9.97%, 10/15/35		250	249,886
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		725	692,088
Total Asset-Backed Securities — 9.0% (Cost: $66,934,611)			65,938,444

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(c)(e)	465	10,695
Total Common Stocks — 0.0% (Cost: $13,485)		10,695

		Par (000)
Corporate Bonds
Advertising Agencies — 0.5%
Clear Channel Outdoor Holdings, Inc.(b)
7.75%, 04/15/28	USD	335	334,391
7.50%, 06/01/29(f)		604	586,613
7.88%, 04/01/30(f)		383	402,160
7.13%, 02/15/31		521	538,533
7.50%, 03/15/33		605	632,569
CMG Media Corp., 8.88%, 06/18/29(b)		127	116,639
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(f)		500	466,510
Lamar Media Corp.
4.00%, 02/15/30		21	20,104
5.38%, 11/01/33(b)		126	125,073
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		255	250,331
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		46	45,769
4.25%, 01/15/29		264	253,570
4.63%, 03/15/30(f)		66	63,432
7.38%, 02/15/31		72	75,956
Stagwell Global LLC, 5.63%, 08/15/29(b)		69	67,028
			3,978,678
Aerospace & Defense — 2.6%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		253	260,444
ATI, Inc.
5.88%, 12/01/27		97	97,185
7.25%, 08/15/30		255	267,670
5.13%, 10/01/31		110	108,254
Boeing Co.
3.20%, 03/01/29		1,840	1,775,449
2.95%, 02/01/30		800	753,192
6.53%, 05/01/34		550	608,006
Bombardier, Inc.(b)
6.00%, 02/15/28		161	161,407
8.75%, 11/15/30		355	382,829
7.25%, 07/01/31		37	39,221
Security		Par (000)	Value
Aerospace & Defense (continued)
Bombardier, Inc.(b) (continued)
7.00%, 06/01/32	USD	162	$ 169,320
6.75%, 06/15/33		187	195,145
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)		701	713,338
General Electric Co., 6.15%, 08/07/37		2,150	2,371,704
Goat Holdco LLC, 6.75%, 02/01/32(b)		109	111,725
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,138,213
1.80%, 01/15/31		300	264,098
Lockheed Martin Corp., 3.80%, 03/01/45		800	653,337
Northrop Grumman Corp.
4.70%, 03/15/33		400	402,789
4.75%, 06/01/43		850	786,818
RTX Corp.
2.38%, 03/15/32		1,000	883,541
5.15%, 02/27/33		900	932,169
4.50%, 06/01/42		300	271,287
Spirit AeroSystems, Inc.(b)
9.38%, 11/30/29		363	382,318
9.75%, 11/15/30		342	376,130
TransDigm, Inc.(b)
6.75%, 08/15/28		150	152,859
6.38%, 03/01/29		596	609,351
6.63%, 03/01/32		1,223	1,259,133
6.00%, 01/15/33		744	752,246
6.38%, 05/31/33		933	943,490
6.25%, 01/31/34		115	118,268
6.75%, 01/31/34		810	837,507
			18,778,443
Air Freight & Logistics(b) — 0.0%
Rand Parent LLC, 8.50%, 02/15/30		127	131,961
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		60	63,182
			195,143
Automobile Components — 0.4%
American Axle & Manufacturing, Inc.(b)(g)
10/15/32		91	90,846
10/15/33		95	95,741
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		465	425,191
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28		525	536,595
6.75%, 02/15/30		190	196,272
4.75%, 06/15/31	EUR	205	245,215
6.75%, 09/15/32	USD	409	418,063
Dana, Inc.
4.25%, 09/01/30		46	45,556
4.50%, 02/15/32		70	68,926
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		88	89,290
5.25%, 04/30/31		6	5,670
5.63%, 04/30/33		81	75,364
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(h)	EUR	100	127,085
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	166	167,266
6.25%, 08/15/33		127	129,691
Schaeffler AG, 4.25%, 04/01/28(d)	EUR	100	119,329
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	183	183,334
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	100	121,870
			3,141,304

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobiles — 1.0%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	10	$ 9,878
Carvana Co.(b)(h)
(9.00% PIK), 9.00%, 06/01/30		325	340,130
(9.00% PIK), 9.00%, 06/01/31		986	1,116,073
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		108	114,825
Ford Motor Co., 4.75%, 01/15/43		2,000	1,594,632
General Motors Co., 6.25%, 10/02/43		2,506	2,548,429
LCM Investments Holdings II LLC(b)
4.88%, 05/01/29		45	44,089
8.25%, 08/01/31		252	266,516
Lithia Motors, Inc., 5.50%, 10/01/30(b)		104	103,870
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		268	268,091
Nissan Motor Co. Ltd.
5.25%, 07/17/29(d)	EUR	100	119,651
7.75%, 07/17/32(b)	USD	200	211,653
6.38%, 07/17/33(b)	EUR	100	120,875
8.13%, 07/17/35(b)	USD	362	388,605
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(d)	EUR	100	119,454
Renault SA, 3.88%, 09/30/30(d)		100	117,227
			7,483,998
Banks — 1.0%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)		100	120,900
Al Rajhi Sukuk Ltd., (6 year USD CMT + 1.59%), 6.25%(a)(d)(i)	USD	200	201,664
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(a)(b)(i)		200	210,900
Bangkok Bank PCL/Hong Kong, 5.30%, 09/21/28(b)		200	204,874
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33(a)(b)		500	500,885
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)		76	77,721
Wells Fargo & Co.(a)
(1-day SOFR + 1.50%), 5.15%, 04/23/31		2,000	2,062,602
(1-day SOFR + 1.78%), 5.50%, 01/23/35		1,290	1,345,587
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,167,904
(1-day SOFR + 2.53%), 3.07%, 04/30/41(f)		2,250	1,746,647
			7,639,684
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48		4,600	3,997,580
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	352,707
			4,350,287
Biotechnology — 0.5%
Amgen, Inc.
5.25%, 03/02/30		800	829,294
4.20%, 03/01/33		1,000	972,509
5.25%, 03/02/33		600	621,505
5.60%, 03/02/43		650	658,614
Baxalta, Inc., 5.25%, 06/23/45		500	479,145
			3,561,067
Building Materials — 0.6%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		133	138,425
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		99	101,980
6.75%, 05/15/35		91	95,016
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		41	42,939
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	110	134,923
6.38%, 12/15/30(d)		100	122,657
Security		Par (000)	Value
Building Materials (continued)
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (continued)
6.63%, 12/15/30(b)	USD	794	$ 816,191
6.75%, 07/15/31(b)		122	126,716
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		121	118,079
7.00%, 09/01/32(f)		113	95,426
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		127	128,945
6.13%, 07/31/32		113	115,743
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		55	54,492
9.75%, 07/15/28		89	89,197
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32		803	831,783
6.75%, 03/01/33		167	173,629
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		34	34,011
8.88%, 11/15/31		126	133,049
Standard Building Solutions, Inc.(b)
6.50%, 08/15/32		264	270,870
6.25%, 08/01/33		374	379,006
Standard Industries, Inc.(b)
4.75%, 01/15/28		3	2,974
4.38%, 07/15/30		170	162,993
3.38%, 01/15/31		28	25,356
Wilsonart LLC, 11.00%, 08/15/32(b)		194	188,849
			4,383,249
Building Products — 1.0%
Foundation Building Materials, Inc., 6.00%, 03/01/29(b)		9	9,123
Home Depot, Inc., 5.88%, 12/16/36		1,660	1,807,675
Lowe’s Cos., Inc.
1.70%, 10/15/30		1,600	1,408,092
5.00%, 04/15/33(f)		1,000	1,023,215
3.70%, 04/15/46		1,000	768,279
Park River Holdings, Inc., 03/15/31(b)(g)		99	100,255
QXO Building Products, Inc., 6.75%, 04/30/32(b)(f)		593	613,990
White Cap Buyer LLC, 6.88%, 10/15/28(b)		1,194	1,190,453
			6,921,082
Capital Markets — 0.8%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)		96	97,685
6.70%, 07/29/31		105	111,280
6.55%, 03/15/32(b)		24	25,185
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		40	40,205
Blackstone Private Credit Fund, 6.00%, 11/22/34		405	414,739
Blue Owl Capital Corp., 6.20%, 07/15/30		311	319,802
Blue Owl Capital Corp. II, 8.45%, 11/15/26		66	68,373
FMR LLC, 4.95%, 02/01/33(b)		2,300	2,320,353
Focus Financial Partners LLC, 6.75%, 09/15/31(b)		167	171,028
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34		109	110,932
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)		36	37,479
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		392	385,315
9.75%, 01/15/29		110	111,018
4.38%, 02/01/29		94	81,142
10.00%, 11/15/29(b)		149	149,658
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		41	41,556
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Jane Street Group/JSG Finance, Inc.(b) (continued)
6.75%, 05/01/33	USD	70	$ 72,704
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(j)		191	221,178
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		200	197,500
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		76	78,496
8.00%, 08/01/33		127	131,622
Raymond James Financial, Inc., 4.95%, 07/15/46		400	369,220
SURA Asset Management SA, 6.35%, 05/13/32(b)		200	213,500
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(h)(j)		245	218,056
			5,988,026
Chemicals — 1.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		214	189,327
Avient Corp., 6.25%, 11/01/31(b)		94	95,459
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)		173	180,996
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)		198	187,586
Celanese U.S. Holdings LLC, 6.75%, 04/15/33(f)		95	94,599
Chemours Co.
5.38%, 05/15/27		159	158,869
5.75%, 11/15/28(b)		387	377,470
8.00%, 01/15/33(b)		94	93,498
Element Solutions, Inc., 3.88%, 09/01/28(b)		466	451,615
EQUATE Petrochemical Co. KSC, 4.25%, 11/03/26(d)		200	199,100
HB Fuller Co., 4.25%, 10/15/28		3	2,917
Herens Holdco SARL, 4.75%, 05/15/28(b)		200	175,218
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)		352	346,760
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR	100	119,447
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	USD	80	79,205
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		117	119,044
OCP SA, 7.50%, 05/02/54(b)		200	221,938
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	123,137
9.75%, 11/15/28(b)	USD	363	380,969
6.25%, 10/01/29(b)(f)		200	194,199
7.25%, 06/15/31(b)		320	324,408
02/15/33(b)(g)		543	543,566
Orbia Advance Corp. SAB de CV, 6.80%, 05/13/30(b)		200	207,951
Sasol Financing USA LLC, 6.50%, 09/27/28		200	199,062
Sherwin-Williams Co., 3.80%, 08/15/49		350	267,908
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		192	187,922
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		248	248,819
WR Grace Holdings LLC(b)
4.88%, 06/15/27		76	75,529
5.63%, 08/15/29(f)		945	878,375
7.38%, 03/01/31		122	124,417
6.63%, 08/15/32		277	273,892
			7,123,202
Commercial Services & Supplies — 1.7%
ADT Security Corp.(b)
4.88%, 07/15/32		25	24,211
10/15/33(g)		272	272,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(d)	EUR	100	121,792
7.00%, 05/21/30(b)	USD	452	467,504
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)		1,793	1,879,953
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.00%, 06/01/29(f)		898	882,782
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b) (continued)
6.88%, 06/15/30	USD	571	$ 586,891
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)		329	322,475
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28(d)	EUR	100	112,394
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	USD	218	220,841
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	121,765
Brink’s Co.(b)
6.50%, 06/15/29	USD	85	87,473
6.75%, 06/15/32		56	58,248
Deluxe Corp., 8.13%, 09/15/29(b)		70	73,095
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		73	78,018
FTAI Aviation Investors LLC(b)
5.50%, 05/01/28		9	9,001
7.88%, 12/01/30		686	728,976
7.00%, 05/01/31		185	193,521
7.00%, 06/15/32		337	352,678
5.88%, 04/15/33		154	154,966
Garda World Security Corp.(b)
4.63%, 02/15/27		106	105,196
7.75%, 02/15/28		108	110,711
6.00%, 06/01/29		34	33,708
8.25%, 08/01/32		268	277,807
8.38%, 11/15/32		695	721,429
Herc Holdings, Inc.(b)
7.00%, 06/15/30		257	266,953
7.25%, 06/15/33		104	108,566
Hertz Corp., 12.63%, 07/15/29(b)		81	85,872
ION Platform Finance SARL, 09/30/30(d)(g)	EUR	100	117,405
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(f)	USD	145	144,873
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)		370	379,200
Service Corp. International
3.38%, 08/15/30		5	4,633
4.00%, 05/15/31		20	18,857
5.75%, 10/15/32		428	433,597
Sotheby’s, 7.38%, 10/15/27(b)		665	663,126
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)		580	579,373
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35		1,000	979,108
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	96,338
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	91	97,664
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)		333	350,856
			12,323,856
Communications Equipment(b) — 0.1%
CommScope LLC, 4.75%, 09/01/29(f)		510	506,726
Viavi Solutions, Inc., 3.75%, 10/01/29		26	24,513
			531,239
Construction & Engineering(b) — 0.2%
AECOM, 6.00%, 08/01/33		417	426,337
Arcosa, Inc.
4.38%, 04/15/29		117	113,769
6.88%, 08/15/32		15	15,667
Brand Industrial Services, Inc., 10.38%, 08/01/30		675	672,849
IHS Holding Ltd., 6.25%, 11/29/28		200	200,375
			1,428,997
Consumer Discretionary — 0.2%
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(d)	EUR	100	118,133

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Discretionary (continued)
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28	USD	585	$ 562,976
4.88%, 07/01/29(f)		230	217,357
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)		56	57,550
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		19	19,434
6.63%, 04/15/30		163	167,770
7.38%, 10/01/31		235	245,420
			1,388,640
Consumer Finance — 0.7%
Block, Inc.
2.75%, 06/01/26		248	244,742
5.63%, 08/15/30(b)		204	206,688
6.50%, 05/15/32		386	399,512
6.00%, 08/15/33(b)		313	320,525
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)		200	212,179
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		22	22,590
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)		440	461,431
ION Platform Finance U.S., Inc., 09/30/32(b)(g)		558	554,334
Moody’s Corp., 2.75%, 08/19/41		350	252,829
Navient Corp.
9.38%, 07/25/30		100	110,527
7.88%, 06/15/32		189	198,877
OneMain Finance Corp.
6.63%, 05/15/29		85	87,369
5.38%, 11/15/29		133	131,492
7.88%, 03/15/30		188	198,933
6.13%, 05/15/30		196	198,486
4.00%, 09/15/30		71	65,999
7.50%, 05/15/31		65	67,949
7.13%, 11/15/31		56	58,071
6.75%, 03/15/32		170	173,149
7.13%, 09/15/32		181	186,980
6.50%, 03/15/33		257	257,406
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32		467	482,827
5.50%, 05/15/33	EUR	145	177,260
Shift4 Payments, Inc., 0.00%, 12/15/25(j)(k)	USD	112	114,912
WEX, Inc., 6.50%, 03/15/33(b)		263	268,597
			5,453,664
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)		118	120,679
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	136,252
Bellis Acquisition Co. PLC, 8.00%, 07/01/31(d)	EUR	100	119,151
Boots Group Finco LP(b)
5.38%, 08/31/32		215	259,679
7.38%, 08/31/32	GBP	100	137,008
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	86	90,485
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(d)	EUR	100	118,712
Market Bidco Finco PLC, 6.75%, 01/31/31(d)		100	115,935
Ocado Group PLC, 11.00%, 06/15/30(d)	GBP	100	135,122
Performance Food Group, Inc.(b)
4.25%, 08/01/29	USD	19	18,456
Security		Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group, Inc.(b) (continued)
6.13%, 09/15/32	USD	223	$ 228,421
U.S. Foods, Inc., 7.25%, 01/15/32(b)		164	171,699
United Natural Foods, Inc., 6.75%, 10/15/28(b)		135	134,989
			1,786,588
Containers & Packaging — 1.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(b)(f)		1,066	986,601
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	200	228,337
4.13%, 08/15/26(b)(c)	USD	402	385,920
Ball Corp.
4.25%, 07/01/32	EUR	100	120,084
5.50%, 09/15/33	USD	117	118,258
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		219	221,495
6.88%, 01/15/30		157	161,052
8.75%, 04/15/30		312	320,500
6.75%, 04/15/32		560	574,481
Crown Americas LLC, 5.88%, 06/01/33(b)		288	290,912
Fedrigoni SpA, 6.13%, 06/15/31(d)	EUR	100	116,702
International Paper Co., 6.00%, 11/15/41	USD	870	906,102
LABL, Inc.(b)
5.88%, 11/01/28		32	24,794
9.50%, 11/01/28		417	354,257
8.63%, 10/01/31		132	96,972
Magnera Corp., 7.25%, 11/15/31(b)		75	70,573
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(f)		1,850	1,868,135
9.25%, 04/15/27		148	148,339
OI European Group BV, 6.25%, 05/15/28(b)	EUR	100	121,172
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	27	26,950
Sealed Air Corp.(b)
4.00%, 12/01/27		38	37,293
5.00%, 04/15/29		38	37,788
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(b)		11	11,542
Silgan Holdings, Inc., 02/15/31(b)(g)	EUR	180	212,182
Trivium Packaging Finance BV, 6.63%, 07/15/30(d)		100	123,418
			7,563,859
Distributors(b) — 0.0%
Gates Corp./DE, 6.88%, 07/01/29	USD	90	93,388
Resideo Funding, Inc.
4.00%, 09/01/29		42	40,119
6.50%, 07/15/32(f)		105	107,615
			241,122
Diversified REITs — 1.3%
American Tower Corp., 2.90%, 01/15/30(f)		2,500	2,356,352
Crown Castle, Inc.
4.90%, 09/01/29		750	760,774
2.10%, 04/01/31		1,000	875,518
2.90%, 04/01/41		350	256,097
Digital Realty Trust LP, 1.88%, 11/15/29(b)(j)		45	47,250
Equinix, Inc., 2.50%, 05/15/31		500	450,655
ERP Operating LP, 4.50%, 07/01/44(f)		1,155	1,025,479
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		54	52,031
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified REITs (continued)
Iron Mountain, Inc.
5.25%, 07/15/30(b)	USD	13	$ 12,856
5.63%, 07/15/32(b)		62	61,669
6.25%, 01/15/33(b)		16	16,320
4.75%, 01/15/34(b)	EUR	120	141,197
4.75%, 01/15/34(d)		100	117,664
Millrose Properties, Inc.(b)
6.38%, 08/01/30	USD	324	329,505
6.25%, 09/15/32		166	166,434
Prologis LP, 4.63%, 01/15/33(f)		1,000	1,006,461
SBA Communications Corp., 3.13%, 02/01/29(f)		198	185,192
Trust Fibra Uno, 7.70%, 01/23/32(d)		200	216,800
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)		1,146	1,206,967
			9,285,221
Diversified Telecommunication Services — 2.9%
Altice Financing SA, 5.75%, 08/15/29(b)		200	150,500
AT&T, Inc.
5.40%, 02/15/34		560	582,033
6.00%, 08/15/40		520	545,748
6.38%, 03/01/41		1,200	1,295,165
5.45%, 03/01/47		1,500	1,450,273
3.50%, 09/15/53		500	345,851
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)		220	231,309
Corning, Inc., 4.38%, 11/15/57		2,000	1,656,704
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(h)		1,279	1,318,416
10.75%, 11/30/29		704	773,973
eircom Finance DAC, 5.00%, 04/30/31(d)	EUR	100	120,255
Eutelsat SA, 9.75%, 04/13/29(d)		100	126,753
Fibercop SpA
4.75%, 06/30/30(d)		100	119,253
5.13%, 06/30/32(d)		100	119,332
6.00%, 09/30/34(b)	USD	200	190,632
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)		293	292,341
6.75%, 05/01/29(b)		59	59,589
5.88%, 11/01/29		94	94,995
6.00%, 01/15/30(b)		130	131,529
8.75%, 05/15/30(b)		981	1,024,797
8.63%, 03/15/31(b)		198	208,744
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	118,836
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	33	28,560
4.88%, 06/15/29		650	611,535
4.50%, 04/01/30		281	256,782
3.88%, 10/15/30		60	52,386
4.00%, 04/15/31		31	26,591
6.88%, 06/30/33		1,028	1,047,547
7.00%, 03/31/34		1,107	1,126,161
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	122,185
Lumen Technologies, Inc.(b)
4.13%, 04/15/30	USD	139	136,457
10.00%, 10/15/32		116	117,168
Maya SAS/Paris France
5.38%, 04/15/30(d)	EUR	100	119,913
8.50%, 04/15/31(b)	USD	200	214,499
7.00%, 04/15/32(b)		322	328,377
Sable International Finance Ltd., 7.13%, 10/15/32(b)		260	263,387
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
SoftBank Group Corp.(d)
2.88%, 01/06/27	EUR	100	$ 116,876
3.88%, 07/06/32		100	111,751
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	201	222,666
Verizon Communications, Inc., 3.85%, 11/01/42(f)		5,000	4,056,830
Windstream Services LLC, 10/15/33(b)(g)		211	210,943
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)		699	724,078
Zayo Group Holdings, Inc.(b)(g)
03/09/30		385	368,431
09/09/30		215	203,779
			21,423,930
Electric Utilities — 3.8%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(a)(b)		200	211,522
Alpha Generation LLC, 6.75%, 10/15/32(b)		181	186,845
American Electric Power Co., Inc., 5.63%, 03/01/33(f)		3,000	3,153,583
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	604,191
3.75%, 08/15/47		500	386,759
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		150	153,740
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	745,724
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	461,659
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		200	207,748
Duke Energy Carolinas LLC, 6.10%, 06/01/37		640	687,700
Duke Energy Florida LLC, 5.65%, 04/01/40		770	803,399
E.ON International Finance BV, 6.65%, 04/30/38(b)		2,000	2,218,363
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(i)		3,000	2,912,610
Electricite de France SA, 5.60%, 01/27/40(b)		2,800	2,822,021
Eversource Energy, 2.55%, 03/15/31		350	315,575
Minejesa Capital BV, 5.63%, 08/10/37(b)		200	198,800
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		390	385,907
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	977,920
4.55%, 09/15/32		1,000	998,457
Pike Corp., 8.63%, 01/31/31(b)		57	61,147
San Diego Gas & Electric Co.
4.95%, 08/15/28		1,565	1,603,008
Series VVV, 1.70%, 10/01/30		750	661,776
SCC Power PLC(b)(h)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		130	78,318
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	34,358
Southern California Edison Co., Series 2005-E, 5.35%, 07/15/35		1,300	1,302,211
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)		178	183,865
Virginia Electric and Power Co., 6.35%, 11/30/37		3,920	4,314,499
Vistra Operations Co. LLC(b)
7.75%, 10/15/31		119	125,925
6.88%, 04/15/32		220	230,093
XPLR Infrastructure Operating Partners LP(b)
3.88%, 10/15/26		41	40,411
8.38%, 01/15/31(f)		461	483,128
			27,551,262
Electronic Equipment, Instruments & Components(b) — 0.1%
Coherent Corp., 5.00%, 12/15/29(f)		121	119,331
Imola Merger Corp., 4.75%, 05/15/29		40	38,905

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Sensata Technologies, Inc., 3.75%, 02/15/31	USD	529	$ 488,203
WESCO Distribution, Inc.
6.63%, 03/15/32		89	92,490
6.38%, 03/15/33		50	51,831
Zebra Technologies Corp., 6.50%, 06/01/32		77	79,085
			869,845
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		79	79,004
6.63%, 09/01/32		157	161,048
Halliburton Co., 4.75%, 08/01/43		500	447,469
Kodiak Gas Services LLC(b)
7.25%, 02/15/29		385	399,501
6.50%, 10/01/33		191	194,472
6.75%, 10/01/35		143	146,826
Oceaneering International, Inc., 6.00%, 02/01/28		45	45,556
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	100	122,709
Star Holding LLC, 8.75%, 08/01/31(b)	USD	138	136,924
Tidewater, Inc., 9.13%, 07/15/30(b)		109	116,897
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29		134	138,197
6.25%, 10/01/33		334	335,278
Weatherford International Ltd.(b)
8.63%, 04/30/30		329	336,321
10/15/33(g)		300	300,209
			2,960,411
Entertainment(b) — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31		464	470,969
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		157	145,965
			616,934
Environmental, Maintenance & Security Service — 0.3%
Clean Harbors, Inc., 6.38%, 02/01/31(b)		6	6,144
GFL Environmental, Inc.(b)
4.00%, 08/01/28		269	262,619
4.75%, 06/15/29		148	145,975
6.75%, 01/15/31		111	116,153
Luna 1.5 SARL(h)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	135	164,246
(10.50% PIK), 10.50%, 07/01/32(d)		100	121,664
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	172	167,865
5.88%, 06/30/29(f)		351	346,753
Reworld Holding Corp., 4.88%, 12/01/29(b)		92	86,523
Waste Management, Inc., 2.95%, 06/01/41		350	265,460
Waste Pro USA, Inc., 7.00%, 02/01/33(b)		631	653,588
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		45	46,922
			2,383,912
Financial Services — 7.7%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(i)		2,500	2,434,819
Azorra Finance Ltd.(b)
7.75%, 04/15/30		92	96,485
7.25%, 01/15/31		145	150,987
Bank of America Corp.(a)
(1-day SOFR + 1.00%), 5.16%, 01/24/31(f)		500	516,043
(1-day SOFR + 1.64%), 5.46%, 05/09/36		2,000	2,085,088
Security		Par (000)	Value
Financial Services (continued)
Bank of America Corp.(a) (continued)
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(f)	USD	4,000	$ 4,013,842
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27(a)(f)		3,000	2,933,288
Citigroup, Inc.(a)
(1-day SOFR + 1.46%), 4.95%, 05/07/31		2,000	2,038,003
(1-day SOFR + 1.94%), 3.79%, 03/17/33		2,000	1,899,966
(1-day SOFR + 2.34%), 6.27%, 11/17/33(f)		1,567	1,710,170
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)		148	148,545
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(f)		850	892,618
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		98	103,113
9.13%, 05/15/31		162	172,295
8.38%, 04/01/32		103	107,959
GGAM Finance Ltd.(b)
7.75%, 05/15/26		30	30,075
8.00%, 06/15/28		113	119,605
6.88%, 04/15/29		86	89,183
5.88%, 03/15/30		72	72,990
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		186	191,788
Goldman Sachs Group, Inc.(a)
(1-day SOFR + 1.55%), 5.33%, 07/23/35		2,000	2,058,888
(1-day SOFR + 1.58%), 5.22%, 04/23/31		2,000	2,068,211
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(f)		4,000	4,004,667
HSBC Holdings PLC, 6.10%, 01/14/42		610	663,934
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)		220	212,561
JPMorgan Chase & Co.(a)
(1-day SOFR + 1.13%), 5.00%, 07/22/30		3,000	3,077,230
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	896,920
(1-day SOFR + 1.44%), 5.10%, 04/22/31		3,000	3,099,360
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	561,263
(1-day SOFR + 2.08%), 4.91%, 07/25/33		1,381	1,408,215
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	982,800
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	628,693
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,630
5.63%, 01/15/30		200	188,582
Morgan Stanley(a)
(1-day SOFR + 1.26%), 5.66%, 04/18/30		3,000	3,132,644
(1-day SOFR + 1.51%), 5.19%, 04/17/31		3,000	3,097,778
(1-day SOFR + 1.73%), 5.12%, 02/01/29(f)		3,000	3,064,644
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	624,927
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	765,797
Nationstar Mortgage Holdings, Inc.(b)
6.50%, 08/01/29		174	178,505
5.13%, 12/15/30		87	87,766
5.75%, 11/15/31		71	71,746
7.13%, 02/01/32(f)		472	492,675
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28(a)		1,000	1,024,835
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		139	147,520
7.13%, 11/15/30		72	74,971
6.88%, 05/15/32		217	224,855
6.75%, 02/15/34		97	98,948
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		313	333,005
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(d)	EUR	100	115,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Rocket Cos., Inc.(b)
6.13%, 08/01/30	USD	759	$ 778,977
6.38%, 08/01/33		668	689,452
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(f)		200	195,906
3.88%, 03/01/31		16	14,942
4.00%, 10/15/33		19	17,352
UBS AG/Stamford CT, 5.00%, 07/09/27		900	915,145
UWM Holdings LLC(b)
6.63%, 02/01/30		154	156,662
6.25%, 03/15/31		106	105,495
			56,267,036
Food Products — 0.5%
Aramark Services, Inc., 5.00%, 02/01/28(b)		122	121,425
B&G Foods, Inc., 8.00%, 09/15/28(b)		48	46,508
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(h)		607	643,751
Chobani LLC/Chobani Finance Corp., Inc.(b)
4.63%, 11/15/28		345	341,147
7.63%, 07/01/29		934	973,926
Darling Global Finance BV
4.50%, 07/15/32(d)	EUR	100	118,535
4.50%, 07/15/32(b)		100	118,535
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	9	9,086
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		15	15,830
9.63%, 09/15/32		48	51,821
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	461,578
4.38%, 06/01/46		200	166,438
Lamb Weston Holdings, Inc.(b)
4.13%, 01/31/30		90	86,420
4.38%, 01/31/32		110	103,963
Post Holdings, Inc.(b)
4.63%, 04/15/30		67	64,589
4.50%, 09/15/31		9	8,408
6.25%, 02/15/32		64	65,797
6.38%, 03/01/33		235	237,188
6.25%, 10/15/34		133	134,107
			3,769,052
Ground Transportation — 0.9%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/41		1,890	1,859,316
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)		140	142,260
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(f)		1,947	2,013,188
Norfolk Southern Corp., 5.05%, 08/01/30		1,800	1,866,130
Union Pacific Corp.
3.38%, 02/14/42		350	277,391
3.55%, 05/20/61		800	551,729
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		124	128,349
			6,838,363
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	38	45,136
4.63%, 07/15/28(b)	USD	115	113,121
3.88%, 11/01/29(b)		17	16,166
Bausch & Lomb Corp., 8.38%, 10/01/28(b)		958	998,416
Insulet Corp., 6.50%, 04/01/33(b)		125	129,954
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	USD	128	$ 133,852
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	512,885
2.80%, 10/15/41		1,000	738,828
			2,688,358
Health Care Providers & Services — 2.5%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(f)		64	66,444
Aetna, Inc., 4.50%, 05/15/42		575	497,073
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		153	150,574
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29		335	325,164
5.25%, 05/15/30		764	691,148
4.75%, 02/15/31		285	246,453
10.88%, 01/15/32		291	308,197
9.75%, 01/15/34		521	533,765
Concentra Health Services, Inc., 6.88%, 07/15/32(b)		274	284,517
DaVita, Inc.(b)
6.88%, 09/01/32		94	97,105
6.75%, 07/15/33		147	151,586
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,330,418
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)		63	59,657
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		84	79,807
HCA, Inc.
5.00%, 03/01/28		3,000	3,055,208
5.50%, 06/15/47		1,090	1,039,817
HealthEquity, Inc., 4.50%, 10/01/29(b)		170	164,836
IQVIA, Inc., 6.25%, 06/01/32(b)		553	568,562
LifePoint Health, Inc.(b)
9.88%, 08/15/30		94	101,796
11.00%, 10/15/30		441	486,051
8.38%, 02/15/32		109	116,162
10.00%, 06/01/32(f)		166	174,293
Medline Borrower LP(b)
3.88%, 04/01/29		67	64,618
5.25%, 10/01/29(f)		828	820,841
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)		334	342,485
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		32	32,356
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	594,143
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		63	65,520
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		105	110,252
Star Parent, Inc., 9.00%, 10/01/30(b)		346	365,789
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(f)		448	460,206
Sutter Health, Series 2025, 5.54%, 08/15/35		1,750	1,835,509
Tenet Healthcare Corp., 6.75%, 05/15/31		181	187,386
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)		162	165,885
UnitedHealth Group, Inc.
5.35%, 02/15/33		340	355,365
5.80%, 03/15/36		1,750	1,874,384
5.70%, 10/15/40		600	621,066
			18,424,438
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	136,725
4.85%, 04/15/49		550	478,115
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		80	81,306

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care REITs (continued)
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 02/15/32(b)	USD	537	$ 570,596
Ventas Realty LP, 3.25%, 10/15/26		870	860,914
			2,127,656
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		121	124,738
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		65	65,969
RHP Hotel Properties LP/RHP Finance Corp.(b)
7.25%, 07/15/28		72	74,277
6.50%, 04/01/32		188	193,281
6.50%, 06/15/33		214	220,396
Service Properties Trust
0.00%, 09/30/27(b)(k)		157	138,400
8.63%, 11/15/31(b)		955	1,016,783
8.88%, 06/15/32		253	254,422
XHR LP, 6.63%, 05/15/30(b)		64	65,758
			2,154,024
Hotels, Restaurants & Leisure — 1.8%
Boyne USA, Inc., 4.75%, 05/15/29(b)		47	46,111
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(b)		33	33,397
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		39	38,066
4.38%, 01/15/28		144	141,492
4.00%, 10/15/30		31	29,215
Caesars Entertainment, Inc.(b)
4.63%, 10/15/29		2	1,912
7.00%, 02/15/30		359	369,270
6.50%, 02/15/32		166	169,318
Carnival Corp.(b)
5.88%, 06/15/31		107	109,648
5.75%, 08/01/32		109	110,927
6.13%, 02/15/33		455	466,391
Carnival PLC, 4.13%, 07/15/31(b)	EUR	235	279,299
Churchill Downs, Inc.(b)
4.75%, 01/15/28	USD	35	34,533
5.75%, 04/01/30		149	148,866
6.75%, 05/01/31		223	228,543
Corvias Campus Living - USG LLC, 5.30%, 07/01/50(c)		5,476	1,916,431
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(b)		162	154,182
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		215	212,600
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		60	61,682
5.88%, 03/15/33		197	201,097
5.75%, 09/15/33		32	32,427
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		96	98,532
7.50%, 09/01/31		63	65,517
6.25%, 10/01/33		146	146,248
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		192	195,704
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		160	131,116
Melco Resorts Finance Ltd.(b)
5.75%, 07/21/28		200	199,900
5.38%, 12/04/29		400	390,780
7.63%, 04/17/32		400	419,000
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)	USD	200	$ 172,340
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		450	449,721
MGM Resorts International, 6.13%, 09/15/29		129	131,296
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		133	138,192
NCL Corp. Ltd.(b)
5.88%, 01/15/31		261	260,990
6.75%, 02/01/32		186	191,288
6.25%, 09/15/33		416	418,153
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29		63	34,020
5.88%, 09/01/31		107	55,165
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)		90	94,477
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		88	89,173
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(g)		84	84,749
Sabre GLBL, Inc.(b)
8.63%, 06/01/27		103	104,475
10.75%, 11/15/29(f)		274	264,793
11.13%, 07/15/30		317	306,999
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		155	146,993
Station Casinos LLC(b)
4.50%, 02/15/28		7	6,882
6.63%, 03/15/32		100	102,724
Vail Resorts, Inc.(b)
5.63%, 07/15/30		113	113,706
6.50%, 05/15/32		193	199,552
Viking Cruises Ltd.(b)
5.88%, 09/15/27		95	95,037
7.00%, 02/15/29		34	34,172
9.13%, 07/15/31		195	209,297
10/15/33(g)		363	363,255
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		111	110,905
Voyager Parent LLC, 9.25%, 07/01/32(b)		229	242,165
Warnermedia Holdings, Inc., 5.05%, 03/15/42		1,071	855,001
Wynn Macau Ltd.(b)
5.63%, 08/26/28		800	798,408
5.13%, 12/15/29		200	195,630
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		116	116,179
7.13%, 02/15/31(f)		112	120,551
6.25%, 03/15/33		242	245,746
			13,184,238
Household Durables — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 08/01/33(b)		83	83,712
Beazer Homes USA, Inc., 5.88%, 10/15/27		28	27,983
Century Communities, Inc., 6.63%, 09/15/33(b)		104	104,911
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		58	60,172
Empire Communities Corp., 9.75%, 05/01/29(b)		28	29,359
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		176	180,476
8.38%, 10/01/33		194	198,899
LGI Homes, Inc.(b)
8.75%, 12/15/28		56	58,790
7.00%, 11/15/32		69	67,373
Meritage Homes Corp., 1.75%, 05/15/28(j)		206	210,833
Newell Brands, Inc., 8.50%, 06/01/28(b)		106	112,120
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	13	$ 12,630
4.38%, 02/01/32		22	20,313
Somnigroup International, Inc., 3.88%, 10/15/31(b)		45	41,214
STL Holding Co. LLC, 8.75%, 02/15/29(b)		76	79,642
Whirlpool Corp.
6.13%, 06/15/30		109	109,854
6.50%, 06/15/33		152	151,687
			1,549,968
Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.(b)
4.50%, 02/15/28		4	3,983
5.13%, 03/15/28		92	92,047
5.00%, 02/01/31		30	29,912
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)		93	91,878
Greenko Dutch BV, 3.85%, 03/29/26(d)		173	171,314
India Cleantech Energy, 4.70%, 08/10/26(b)		190	187,947
Lightning Power LLC, 7.25%, 08/15/32(b)		49	51,877
NRG Energy, Inc.(b)
5.75%, 07/15/29		81	81,097
6.00%, 02/01/33		542	550,439
01/15/34(g)		362	361,631
6.25%, 11/01/34		100	102,509
01/15/36(g)		965	965,139
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(b)(i)		100	102,286
			2,792,059
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		66	67,741
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		52	53,523
Eaton Corp., 4.15%, 11/02/42		500	441,859
Enpro, Inc., 6.13%, 06/01/33(b)		85	86,874
Maxam Prill SARL, 6.00%, 07/15/30(d)	EUR	100	119,192
			769,189
Insurance — 3.0%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	108	111,206
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)
4.25%, 10/15/27		473	465,147
6.75%, 10/15/27		546	547,176
6.75%, 04/15/28		71	72,259
5.88%, 11/01/29		1,093	1,087,300
7.00%, 01/15/31		297	306,869
7.38%, 10/01/32		493	508,003
AmWINS Group, Inc., 6.38%, 02/15/29(b)		85	86,728
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		201	205,753
Aon Global Ltd., 4.60%, 06/14/44		500	441,483
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		140	146,107
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	200	242,704
7.75%, 02/15/31(b)	USD	893	934,425
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)		936	984,012
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42(f)		500	467,173
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31		1,000	1,029,571
8.13%, 02/15/32		586	607,974
HUB International Ltd.(b)
7.25%, 06/15/30		1,090	1,136,767
7.38%, 01/31/32		2,427	2,527,330
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30	USD	353	$ 370,865
6.88%, 10/01/33		211	209,894
Liberty Mutual Group, Inc., 6.50%, 05/01/42(b)		2,000	2,051,491
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33		1,500	1,622,003
Nassau Cos., of New York, 7.88%, 07/15/30(b)		58	59,236
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)		1,564	1,626,745
Progressive Corp., 3.00%, 03/15/32		750	692,204
Prudential Financial, Inc.
5.90%, 03/17/36		500	534,227
6.63%, 12/01/37		1,625	1,848,967
Ryan Specialty LLC(b)
4.38%, 02/01/30		60	58,133
5.88%, 08/01/32		113	114,264
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47(b)		700	580,826
USI, Inc., 7.50%, 01/15/32(b)		378	396,400
			22,073,242
Interactive Media & Services — 0.3%
Alphabet, Inc., 5.30%, 05/15/65		600	597,020
iliad SA(d)
5.63%, 02/15/30	EUR	100	126,057
4.25%, 01/09/32		100	118,042
Meta Platforms, Inc., 5.55%, 08/15/64	USD	700	694,857
Snap, Inc.(b)
6.88%, 03/01/33(f)		288	294,365
6.88%, 03/15/34		170	172,062
			2,002,403
Internet Software & Services — 0.4%
Acuris Finance U.S., Inc./Acuris Finance SARL(b)
5.00%, 05/01/28		272	264,350
9.00%, 08/01/29		200	209,000
Amazon.com, Inc., 2.50%, 06/03/50		1,500	926,649
Cablevision Lightpath LLC(b)
3.88%, 09/15/27		220	213,585
5.63%, 09/15/28		200	196,735
Getty Images, Inc., 11.25%, 02/21/30(b)		95	90,718
Match Group Holdings II LLC(b)
4.13%, 08/01/30		20	18,890
3.63%, 10/01/31		24	21,752
6.13%, 09/15/33		205	206,801
Rakuten Group, Inc.(b)
11.25%, 02/15/27		200	216,769
9.75%, 04/15/29		200	224,893
			2,590,142
IT Services — 0.7%
Amentum Holdings, Inc., 7.25%, 08/01/32(b)		139	144,333
Atos SE(d)(l)
5.20%, 12/18/30	EUR	23	25,466
9.36%, 12/18/29		18	24,431
CA Magnum Holdings, 5.38%, 10/31/26(b)	USD	278	276,645
CACI International, Inc., 6.38%, 06/15/33(b)		180	185,679
Fair Isaac Corp.(b)
4.00%, 06/15/28		45	43,764
6.00%, 05/15/33		801	810,967
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	839,900
Fiserv, Inc., 4.40%, 07/01/49(f)		500	412,250
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)		363	380,076
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		78	79,973
International Business Machines Corp.
4.40%, 07/27/32		500	500,017

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.75%, 02/06/33(f)	USD	550	$ 558,976
3.43%, 02/09/52		750	529,630
McAfee Corp., 7.38%, 02/15/30(b)		252	233,753
Science Applications International Corp., 5.88%, 11/01/33(b)		141	141,044
			5,186,904
Machinery — 0.4%
Chart Industries, Inc.(b)
7.50%, 01/01/30		139	144,662
9.50%, 01/01/31		61	65,353
Esab Corp., 6.25%, 04/15/29(b)		145	148,959
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(f)		82	69,905
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(f)		537	561,268
John Deere Capital Corp., 4.40%, 09/08/31		445	448,025
Manitowoc Co., Inc., 9.25%, 10/01/31(b)		72	75,543
Terex Corp.(b)
5.00%, 05/15/29		72	70,906
6.25%, 10/15/32		135	137,524
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	303	356,136
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	741	738,380
Vertiv Group Corp., 4.13%, 11/15/28(b)		135	131,825
			2,948,486
Media — 2.6%
Cable One, Inc.(j)
0.00%, 03/15/26(k)		62	60,388
1.13%, 03/15/28		449	383,222
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29(b)		21	20,860
6.38%, 09/01/29(b)		554	561,610
4.75%, 03/01/30(b)		62	59,493
4.25%, 02/01/31(b)		157	144,633
7.38%, 03/01/31(b)		1,204	1,242,269
4.75%, 02/01/32(b)		78	72,131
4.50%, 05/01/32		15	13,651
4.50%, 06/01/33(b)		80	71,125
4.25%, 01/15/34(b)(f)		736	636,318
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		1,100	997,122
5.13%, 07/01/49		1,000	826,914
Cinemark USA, Inc., 7.00%, 08/01/32(b)		41	42,614
Comcast Corp.
6.45%, 03/15/37		790	883,463
3.90%, 03/01/38(f)		1,500	1,320,458
4.70%, 10/15/48		3,000	2,617,166
CSC Holdings LLC(b)
5.50%, 04/15/27		200	189,826
5.38%, 02/01/28		607	532,148
11.25%, 05/15/28		400	370,303
11.75%, 01/31/29		200	168,189
Directv Financing LLC, 8.88%, 02/01/30(b)		290	286,439
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(b)		332	331,628
DISH DBS Corp.(b)
5.25%, 12/01/26		763	749,719
5.75%, 12/01/28		373	357,573
DISH Network Corp., 11.75%, 11/15/27(b)		910	963,014
Gray Media, Inc.(b)
10.50%, 07/15/29		160	173,000
Security		Par (000)	Value
Media (continued)
Gray Media, Inc.(b) (continued)
9.63%, 07/15/32	USD	251	$ 256,431
7.25%, 08/15/33		302	299,268
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)		42	41,722
Midcontinent Communications, 8.00%, 08/15/32(b)		120	123,636
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(f)		439	450,533
Sirius XM Radio LLC(b)
3.13%, 09/01/26		21	20,710
5.00%, 08/01/27		216	214,963
TCI Communications, Inc., 7.88%, 02/15/26		610	617,557
Univision Communications, Inc.(b)
8.00%, 08/15/28		454	470,444
7.38%, 06/30/30(f)		120	120,574
8.50%, 07/31/31		292	301,532
9.38%, 08/01/32		237	252,563
VZ Secured Financing BV, 5.25%, 01/15/33(d)	EUR	100	117,400
Walt Disney Co.
7.63%, 11/30/28	USD	385	422,651
7.75%, 12/01/45		500	652,871
Ziggo BV, 4.88%, 01/15/30(b)		200	188,771
			18,626,902
Metals & Mining — 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)		153	155,710
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		161	170,466
11.50%, 10/01/31		649	720,797
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		302	302,118
Carpenter Technology Corp., 7.63%, 03/15/30		151	155,172
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		272	277,186
Constellium SE(b)
3.75%, 04/15/29		591	562,327
6.38%, 08/15/32		250	255,550
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		200	211,079
7.25%, 02/15/34		200	206,050
Glencore Funding LLC, 6.14%, 04/01/55(b)		600	627,243
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		90	88,992
4.50%, 06/01/31		331	311,978
Navoi Mining & Metallurgical Combinat, 6.95%, 10/17/31(b)		200	213,558
New Gold, Inc., 6.88%, 04/01/32(b)		162	169,683
Novelis Corp.(b)
4.75%, 01/30/30		95	91,548
6.88%, 01/30/30		256	265,465
3.88%, 08/15/31		175	159,545
6.38%, 08/15/33		338	341,493
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	100	114,304
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	347,225
Samarco Mineracao SA(h)
(9.50% PIK), 9.50%, 06/30/31(d)		46	46,653
(9.50% PIK), 9.50%, 06/30/31(b)		9	8,789
Vale Overseas Ltd., 6.40%, 06/28/54		72	73,892
Vallourec SACA, 7.50%, 04/15/32(b)		200	213,093
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(b)		200	209,375
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		43	44,604
			6,343,895
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
Arbor Realty SR, Inc., 7.88%, 07/15/30		86	90,424
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27	USD	149	$ 145,463
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	98,704
6.00%, 04/15/30		48	48,730
6.50%, 07/01/30		119	123,087
6.50%, 10/15/30		198	204,527
			710,935
Multi-Utilities — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		106	110,969
KeySpan Gas East Corp., 5.82%, 04/01/41(b)		1,010	1,004,665
NiSource, Inc., 1.70%, 02/15/31		400	347,380
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35		4,450	4,526,752
			5,989,766
Oil, Gas & Consumable Fuels — 4.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		267	278,453
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29		140	139,487
6.63%, 02/01/32		76	78,275
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		91	109,942
5.88%, 06/30/29		6	5,988
6.63%, 07/15/33		90	91,499
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		120	124,432
7.25%, 07/15/32		97	102,011
BP Capital Markets America, Inc., 2.72%, 01/12/32		620	562,235
Buckeye Partners LP
6.88%, 07/01/29(b)		11	11,400
6.75%, 02/01/30(b)		46	47,778
5.85%, 11/15/43		94	87,670
5.60%, 10/15/44		59	53,633
Burlington Resources LLC, 5.95%, 10/15/36		685	736,510
Caturus Energy LLC, 8.50%, 02/15/30(b)		383	398,767
Chord Energy Corp., 6.75%, 03/15/33(b)		58	58,765
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		322	334,620
Civitas Resources, Inc.(b)
8.38%, 07/01/28		56	58,047
8.75%, 07/01/31		95	97,329
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		66	63,290
CNX Resources Corp., 7.25%, 03/01/32(b)		60	62,246
Comstock Resources, Inc.(b)
6.75%, 03/01/29		401	400,031
5.88%, 01/15/30		201	193,574
ConocoPhillips Co., 3.76%, 03/15/42		600	492,387
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		500	495,352
Crescent Energy Finance LLC(b)
7.63%, 04/01/32		210	208,550
7.38%, 01/15/33		356	346,625
8.38%, 01/15/34		202	204,666
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		219	222,700
Devon Energy Corp., 5.60%, 07/15/41		300	288,801
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		89	94,312
Ecopetrol SA, 8.88%, 01/13/33		175	189,849
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC, 12.00%, 11/30/28(b)	USD	209	$ 229,556
Energy Transfer LP
6.25%, 04/15/49		540	545,082
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		342	365,469
Series H, (5-year CMT + 5.69%), 6.50%(a)(i)		4,275	4,290,946
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,513,557
EOG Resources, Inc., 5.10%, 01/15/36		200	201,836
EQT Corp., 4.50%, 01/15/29		13	13,002
Excelerate Energy LP, 8.00%, 05/15/30(b)		100	106,447
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	118,831
7.88%, 05/15/32		109	113,682
8.00%, 05/15/33		66	69,033
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		66	67,649
Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200	168,500
Greensaif Pipelines Bidco SARL, 5.85%, 02/23/36(b)		200	209,804
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		99	101,593
Harvest Midstream I LP, 7.50%, 05/15/32(b)		58	59,247
Hess Corp., 4.30%, 04/01/27		1,100	1,103,632
Hess Midstream Operations LP(b)
6.50%, 06/01/29		150	154,700
4.25%, 02/15/30		67	64,939
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		70	70,173
5.75%, 02/01/29		94	92,599
6.00%, 04/15/30		12	11,793
6.25%, 04/15/32		9	8,634
8.38%, 11/01/33		269	282,525
6.88%, 05/15/34		141	135,564
7.25%, 02/15/35		78	76,228
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32		27	28,027
6.63%, 01/15/34		182	185,563
Impulsora Pipeline LLC, 6.05%, 01/01/43		1,489	1,286,608
ITT Holdings LLC, 6.50%, 08/01/29(b)(f)		391	384,406
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,268,769
Kinetik Holdings LP(b)
6.63%, 12/15/28		36	36,951
5.88%, 06/15/30		11	11,064
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		78	80,045
Marathon Petroleum Corp., 6.50%, 03/01/41(f)		1,150	1,239,596
Matador Resources Co.(b)
6.88%, 04/15/28(f)		139	141,855
6.50%, 04/15/32		159	160,521
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(d)		182	156,353
MPLX LP
4.25%, 12/01/27		250	250,243
4.80%, 02/15/29		500	506,957
Murphy Oil Corp., 5.88%, 12/01/42		18	15,739
Nabors Industries, Inc., 7.38%, 05/15/27(b)		81	82,224
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)
8.13%, 02/15/29		189	193,785
8.38%, 02/15/32		496	508,224
Noble Finance II LLC, 8.00%, 04/15/30(b)		105	108,681
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28		478	484,749
10/15/33(g)		296	294,829

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	USD	93	$ 95,101
Parkland Corp., 6.63%, 08/15/32(b)		101	103,784
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		112	110,580
Permian Resources Operating LLC(b)
8.00%, 04/15/27		189	191,936
5.88%, 07/01/29		170	170,761
7.00%, 01/15/32		144	149,348
6.25%, 02/01/33		137	139,556
Petrobras Global Finance BV, 6.75%, 01/27/41		140	141,321
Petroleos Mexicanos
8.75%, 06/02/29		165	178,219
5.95%, 01/28/31		152	147,364
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(b)		50	53,370
Prairie Acquiror LP, 9.00%, 08/01/29(b)		113	117,645
Raizen Fuels Finance SA, 6.45%, 03/05/34(b)		200	194,000
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		36	35,708
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27		1,750	1,760,582
Sunoco LP(b)
5.63%, 03/15/31		74	73,454
6.25%, 07/01/33		134	136,391
5.88%, 03/15/34		75	74,351
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		95	94,517
7.38%, 02/15/29		302	311,013
6.00%, 12/31/30		2	1,975
6.00%, 09/01/31		67	65,554
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)		119	116,447
TransCanada PipeLines Ltd., 5.60%, 03/31/34		500	517,261
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		30	31,261
Transocean International Ltd.(b)
8.00%, 02/01/27(f)		309	308,570
8.25%, 05/15/29		75	73,940
8.75%, 02/15/30		18	18,939
8.50%, 05/15/31		110	107,803
10/15/32(g)		117	117,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		45	45,619
Valaris Ltd., 8.38%, 04/30/30(b)		300	311,353
Venture Global LNG, Inc.(b)
9.50%, 02/01/29		1,385	1,526,305
7.00%, 01/15/30		97	100,372
8.38%, 06/01/31(f)		815	855,726
9.88%, 02/01/32		803	874,245
Venture Global Plaquemines LNG LLC(b)
7.50%, 05/01/33		241	266,307
6.50%, 01/15/34		530	557,908
7.75%, 05/01/35		240	270,890
6.75%, 01/15/36		552	586,322
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		76	77,444
Vital Energy, Inc.
7.75%, 07/31/29(b)		59	58,428
9.75%, 10/15/30		165	172,270
7.88%, 04/15/32(b)(f)		349	338,787
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		133	134,380
			36,053,541
Passenger Airlines — 0.3%
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		825	803,936
Series 2015-2, Class AA, 3.60%, 03/22/29		825	808,288
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc., 8.50%, 05/15/29(b)	USD	225	$ 234,709
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)		35	35,134
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)		150	152,141
OneSky Flight LLC, 8.88%, 12/15/29(b)		133	139,857
United Airlines, Inc., 4.63%, 04/15/29(b)(f)		90	88,622
			2,262,687
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(d)	EUR	100	121,513
6.50%, 03/31/32(b)	USD	400	409,898
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		127	127,851
			659,262
Pharmaceuticals — 1.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)		2,000	2,050,104
AbbVie, Inc.
3.20%, 05/14/26		500	497,698
4.30%, 05/14/36		2,670	2,566,053
4.88%, 11/14/48		2,095	1,942,967
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		105	108,592
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		32	28,640
11.00%, 09/30/28		624	648,972
Becton Dickinson & Co.
4.30%, 08/22/32		750	738,349
4.69%, 12/15/44		600	537,337
Bristol-Myers Squibb Co.
4.50%, 03/01/44		350	311,553
4.35%, 11/15/47		300	255,763
CVS Health Corp., 6.00%, 06/01/44		700	710,159
Dolcetto Holdco SpA, 5.63%, 07/14/32(d)	EUR	100	120,369
Grifols SA, 2.25%, 11/15/27(d)		100	115,438
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)		100	122,390
Option Care Health, Inc., 4.38%, 10/31/29(b)	USD	76	73,296
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)(d)	EUR	42	50,456
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	454,086
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		163	159,740
6.00%, 12/01/32		200	207,750
			11,699,712
Real Estate Management & Development — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(h)	EUR	25	31,271
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)		100	120,108
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(d)	USD	200	204,900
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)		135	136,222
Series AI, 7.00%, 04/15/30		158	159,491
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		183	199,714
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		213	227,340
Fantasia Holdings Group Co. Ltd.(d)(e)(m)
11.75%, 04/17/22		200	2,250
10.88%, 01/09/23		307	5,986
11.88%, 06/01/23		400	6,000
9.25%, 07/28/23		300	4,500
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Five Point Operating Co. LP, 8.00%, 10/01/30(b)	USD	50	$ 50,738
i-595 Express LLC, 3.31%, 12/31/31		574	550,033
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(h)	EUR	101	118,886
			1,817,439
Retail REITs — 0.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	USD	109	107,055
Simon Property Group LP, 6.75%, 02/01/40		1,670	1,923,889
			2,030,944
Semiconductors & Semiconductor Equipment — 1.2%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		46	46,468
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,550,791
4.15%, 04/15/32(b)		1,500	1,470,998
3.47%, 04/15/34(b)		700	638,821
3.50%, 02/15/41(b)		700	576,049
Intel Corp.
5.13%, 02/10/30		750	771,794
2.00%, 08/12/31(f)		1,000	874,736
KLA Corp., 5.00%, 03/15/49		500	473,496
QUALCOMM, Inc.
4.25%, 05/20/32		445	445,136
5.40%, 05/20/33		250	265,639
4.30%, 05/20/47		700	599,691
			8,713,619
Software — 2.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(f)		1,917	1,901,315
Camelot Finance SA, 4.50%, 11/01/26(b)		35	34,880
Capstone Borrower, Inc., 8.00%, 06/15/30(b)		561	586,689
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)		127	111,919
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		95	81,800
Cloud Software Group, Inc.(b)
6.50%, 03/31/29		1,461	1,474,179
9.00%, 09/30/29(f)		2,205	2,287,040
8.25%, 06/30/32		759	805,112
CoreLogic, Inc., 4.50%, 05/01/28(b)		592	574,004
CoreWeave, Inc., 9.25%, 06/01/30(b)		233	240,641
Electronic Arts, Inc., 2.95%, 02/15/51		93	80,653
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)		172	174,738
Microsoft Corp., 2.53%, 06/01/50		1,600	1,012,915
Oracle Corp.
3.60%, 04/01/40		3,025	2,429,502
3.60%, 04/01/50		400	281,584
3.95%, 03/25/51		600	446,105
6.13%, 08/03/65		600	602,321
Playtika Holding Corp., 4.25%, 03/15/29(b)		7	6,426
SS&C Technologies, Inc., 6.50%, 06/01/32(b)		290	299,813
Twilio, Inc.
3.63%, 03/15/29		73	69,563
3.88%, 03/15/31		73	68,640
UKG, Inc., 6.88%, 02/01/31(b)		1,419	1,464,174
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		147	139,329
			15,173,342
Security		Par (000)	Value
Specialty Retail(b) — 0.0%
Advance Auto Parts, Inc., 7.00%, 08/01/30	USD	101	$ 103,914
Staples, Inc., 10.75%, 09/01/29		103	101,843
			205,757
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
4.38%, 05/13/45		1,000	904,600
3.75%, 09/12/47		700	562,901
Seagate Data Storage Technology Pte Ltd.(b)
8.25%, 12/15/29		174	184,197
5.88%, 07/15/30		132	134,299
8.50%, 07/15/31		111	117,511
			1,903,508
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	270	324,945
(10.00% PIK), 10.00%, 07/15/33(h)	USD	653	704,366
Hanesbrands, Inc., 9.00%, 02/15/31(b)		8	8,467
Levi Strauss & Co.(b)
4.00%, 08/15/30	EUR	100	119,134
3.50%, 03/01/31	USD	11	10,213
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(d)	EUR	100	118,071
			1,285,196
Tobacco — 0.9%
Altria Group, Inc.
2.45%, 02/04/32	USD	200	176,054
5.38%, 01/31/44(f)		2,000	1,966,981
BAT Capital Corp.
3.22%, 09/06/26		394	390,965
7.08%, 08/02/43		500	565,841
4.54%, 08/15/47		1,500	1,257,809
Philip Morris International, Inc., 5.38%, 02/15/33		1,000	1,044,315
Reynolds American, Inc., 7.00%, 08/04/41		1,000	1,081,698
			6,483,663
Transportation Infrastructure — 0.1%
FedEx Corp., 4.10%, 02/01/45		1,250	978,431
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,347,265
Wireless Telecommunication Services — 1.3%
Altice France SA(b)
5.13%, 07/15/29		600	512,400
5.50%, 10/15/29		400	345,975
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)		645	661,738
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		200	213,200
Rogers Communications, Inc., 7.50%, 08/15/38		2,325	2,713,130
Telecom Argentina SA, 9.25%, 05/28/33(b)		42	41,624
T-Mobile USA, Inc.
3.88%, 04/15/30		2,000	1,961,177
2.55%, 02/15/31		500	454,310
3.30%, 02/15/51		500	340,791
5.80%, 09/15/62		500	502,928
Turkcell Iletisim Hizmetleri A/S, 7.65%, 01/24/32(b)		200	209,000
Veon Midco BV, 3.38%, 11/25/27(b)		200	187,375
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)		600	556,299
4.50%, 07/15/31(d)	GBP	100	123,045
Vodafone Group PLC, 4.88%, 06/19/49	USD	700	621,115

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(h)	USD	10	$ 9,398
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	90	111,864
			9,565,369
Total Corporate Bonds — 61.1% (Cost: $442,236,621)			446,570,434
Fixed Rate Loan Interests
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27	USD	16	16,185
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		959	964,997
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,556	1,560,142
Total Fixed Rate Loan Interests — 0.4% (Cost: $2,530,573)			2,541,324
Floating Rate Loan Interests(a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28		293	293,591
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.43%, 04/11/29		208	197,478
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		44	43,004
			534,073
Aerospace & Defense — 0.1%
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		1	883
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.94%, 02/26/32		39	38,920
Signia Aerospace LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 12/11/31		79	78,821
TransDigm, Inc., 2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		254	253,675
			372,299
Automobile Components — 0.1%
Clarios Global LP, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		182	181,948
Tenneco, Inc.
2022 Term Loan A, (3-mo. CME Term SOFR at 0.50% Floor + 4.85%), 9.05%, 11/17/28		15	14,792
2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		92	89,889
			286,629
Security		Par (000)	Value
Beverages — 0.0%
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32	USD	72	$ 72,400
Building Products — 0.1%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		26	25,655
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		58	56,695
Foundation Building Materials, Inc.
2021 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.82%, 01/31/28		78	77,801
2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		276	276,403
2025 Term Loan, (Prime + 4.25%), 11.50%, 01/29/31		44	44,263
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		280	280,515
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		81	78,261
			839,593
Capital Markets — 0.1%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		27	26,952
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		155	155,340
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		160	159,620
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		76	76,069
			417,981
Chemicals — 0.1%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.01%, 11/24/28		64	58,346
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		253	251,989
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28		183	164,365
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		51	51,280
Olympus Water U.S. Holding Corp., 2025 USD Term Loan B, 07/23/32(n)		123	121,990
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, 04/08/31(n)		18	16,239
Qnity Electronics, Inc., Term Loan B, 08/12/32(n)		181	180,774
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		85	85,142
			930,125
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies — 0.1%
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32	USD	70	$ 69,495
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32		270	270,747
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		208	194,819
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 10.06%, 07/31/30(h)		138	124,835
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28		60	13,263
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		180	178,968
			852,127
Communications Equipment — 0.0%
COMMSCOPE, 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 4.75%), 8.91%, 12/17/29		137	139,032
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		568	513,887
Consumer Discretionary — 0.0%
Camelot U.S. Acquisition LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 01/31/31		143	142,687
Jupiter Buyer, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 11/01/31		38	38,075
			180,762
Consumer Staples Distribution & Retail — 0.1%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		477	477,992
Containers & Packaging — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		142	115,685
Diversified Telecommunication Services — 0.1%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.43%, 11/29/30		32	31,810
Frontier Communications Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.65%, 07/01/31		41	40,625
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		143	141,653
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		42	43,033
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.01%, 10/01/31(c)	USD	65	$ 64,838
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		624	605,121
			927,080
Electronic Equipment, Instruments & Components — 0.0%
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 12/02/31		168	167,793
Pinnacle Buyer LLC(n)
Delayed Draw Term Loan, 09/10/32		13	13,605
Term Loan, 09/10/32		71	70,742
			252,140
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 07/31/31		41	40,555
Financial Services(n) — 0.0%
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(c)		180	178,425
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32		45	45,225
			223,650
Food Products — 0.0%
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		7	6,963
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		126	126,262
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		242	241,885
			368,147
Health Care Providers & Services — 0.1%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		163	162,678
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 05/19/31		83	82,143
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.60%), 10.60%, 01/28/28		130	93,194
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		352	352,086
			690,101
Hotels, Restaurants & Leisure — 0.0%
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		80	79,687
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		57	54,970
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		19	17,907
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		6	5,896

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sabre GLBL, Inc. (continued)
2022 Term Loan B, (1-mo. CME Term SOFR + 4.35%), 8.51%, 06/30/28	USD	2	$ 1,686
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		45	42,288
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		26	24,819
			227,253
Household Durables — 0.0%
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		61	60,707
Springs Windows Fashions LLC, 2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		27	27,481
			88,188
Insurance — 0.1%
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31		91	90,044
Asurion LLC, 2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		88	87,775
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		17	16,897
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		22	21,918
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		410	416,988
			633,622
Interactive Media & Services — 0.0%
MH Sub I LLC, 2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		176	169,298
Internet Software & Services — 0.0%
Proofpoint, Inc., 2025 Fungible Term Loan, 08/31/28(n)		28	28,073
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		192	189,794
			217,867
IT Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		14	14,087
Finastra USA, Inc.
2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		444	441,940
2025 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 7.00%), 11.04%, 09/15/33		96	95,328
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		61	61,403
			612,758
Security		Par (000)	Value
Leisure Products — 0.0%
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30	USD	98	$ 98,372
Machinery — 0.1%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		59	60,329
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		476	476,505
			536,834
Media — 0.2%
Coral-U.S. Co-Borrower LLC, 2025 Term Loan B7, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.57%, 01/31/32		74	73,670
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		321	309,924
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		258	255,956
Directv Financing LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.50%), 9.81%, 02/17/31		386	376,676
Gray Television, Inc.
2021 Term Loan D, (1-mo. CME Term SOFR + 3.11%), 7.39%, 12/01/28		64	63,654
2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		— (o)	551
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 06/25/31		7	6,649
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(h)		343	276,376
			1,363,456
Oil, Gas & Consumable Fuels — 0.0%
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		145	144,818
Personal Care Products — 0.0%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(c)(n)		53	53,000
Pharmaceuticals — 0.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32		223	222,628
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.16%, 04/23/31		93	92,417
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		279	274,459
			589,504
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		84	83,739
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 0.3%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.50%, 02/23/32	USD	98	$ 99,801
Ascend Learning LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 12/11/28		21	20,876
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		376	375,313
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.95%, 07/30/32		115	111,837
2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		169	168,924
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29		55	47,593
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		286	287,498
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		87	87,031
Cloudera, Inc., 2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 10/08/29		168	152,553
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		25	24,922
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		363	370,561
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		97	96,569
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28		211	210,617
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 04/24/28		84	83,789
			2,137,884
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		86	48,639
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		10	5,779
			54,418
Textiles, Apparel & Luxury Goods — 0.0%
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		67	67,279
Wireless Telecommunication Services — 0.2%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(c)		252	243,491
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32	USD	168	$ 167,790
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32		616	616,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(c)(n)		126	124,740
			1,152,021
Total Floating Rate Loan Interests — 2.3% (Cost: $16,579,494)			16,471,532
Foreign Agency Obligations
Barbados — 0.0%
Barbados Government International Bonds, 8.00%, 06/26/35(b)		103	107,274
Benin — 0.0%
Benin Government International Bonds, 7.96%, 02/13/38(b)		200	204,282
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)		92	92,092
Canada — 0.9%
CDP Financial, Inc., 5.60%, 11/25/39(b)(f)		5,890	6,334,845
Cayman Islands — 0.0%
Kyrgyz Republic International Bonds, 7.75%, 06/03/30(b)		200	201,250
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42		200	177,000
Colombia — 0.0%
Colombia Government International Bonds, 8.00%, 04/20/33		200	218,000
Costa Rica — 0.0%
Costa Rica Government International Bonds, 7.30%, 11/13/54(b)		200	219,000
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		226	221,254
7.05%, 02/03/31		150	161,775
			383,029
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30(b)(l)		21	18,376
Egypt — 0.1%
Egypt Government International Bonds
7.63%, 05/29/32(d)		200	196,900
7.50%, 02/16/61(b)		219	171,477
			368,377

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Gabon — 0.0%
Gabon Government International Bonds, Series 4Y, 9.50%, 02/18/29(d)	USD	200	$ 185,062
Guatemala — 0.1%
Guatemala Government Bonds(b)
5.38%, 04/24/32		200	201,200
6.60%, 06/13/36		200	211,800
			413,000
Hungary — 0.1%
Hungary Government International Bonds
5.25%, 06/16/29(b)		200	204,150
Series 10Y, 5.38%, 09/12/33(d)	EUR	121	153,984
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(d)		100	126,871
			485,005
Indonesia — 0.0%
Indonesia Government International Bonds, 3.88%, 01/15/33		100	119,313
Ivory Coast — 0.1%
Ivory Coast Government International Bonds
5.88%, 10/17/31(d)		192	224,150
8.08%, 04/01/36(b)	USD	200	206,800
			430,950
Kenya — 0.0%
Republic of Kenya Government International Bonds, 9.75%, 02/16/31(b)		200	213,460
Latvia — 0.0%
Latvia Government International Bonds, 5.13%, 07/30/34(b)		200	204,989
Mexico — 0.0%
Mexico Government International Bonds, 5.13%, 03/19/38	EUR	100	119,534
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)	USD	200	191,344
Nigeria — 0.1%
Nigeria Government International Bonds, 10.38%, 12/09/34(b)		200	222,600
Oman — 0.0%
Oman Government International Bonds, 6.75%, 01/17/48(d)		200	219,860
Panama — 0.1%
Panama Government International Bonds
7.50%, 03/01/31		200	220,700
6.40%, 02/14/35		200	207,300
			428,000
Paraguay — 0.0%
Paraguay Government International Bonds, 2.74%, 01/29/33(d)		200	176,800
Security		Par (000)	Value
Peru — 0.1%
Peruvian Government International Bonds
2.78%, 01/23/31	USD	151	$ 139,260
1.86%, 12/01/32		98	80,899
			220,159
Poland — 0.0%
Republic of Poland Government International Bonds
4.88%, 10/04/33		37	37,392
5.50%, 04/04/53		119	114,903
			152,295
Romania — 0.1%
Romania Government International Bonds
5.25%, 11/25/27(b)		50	50,524
2.12%, 07/16/31(d)	EUR	179	179,157
5.88%, 07/11/32(b)		51	61,299
6.25%, 09/10/34(b)		145	175,086
6.75%, 07/11/39(b)		65	77,809
			543,875
Saudi Arabia — 0.0%
Saudi Government International Bonds, 4.50%, 04/17/30(d)	USD	200	202,390
Serbia — 0.0%
Serbia International Bonds, 6.00%, 06/12/34(b)		200	208,300
South Africa — 0.1%
Republic of South Africa Government International Bonds
5.75%, 09/30/49		252	201,842
7.95%, 11/19/54(b)		200	202,947
			404,789
Trinidad And Tobago — 0.0%
Trinidad & Tobago Government International Bonds, 6.40%, 06/26/34(b)		200	203,650
Turkey — 0.0%
Turkiye Government International Bonds, Series 7Y, 7.13%, 02/12/32		200	206,750
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60		127	119,466
Uzbekistan — 0.0%
Republic of Uzbekistan International Bonds, 5.38%, 05/29/27(b)	EUR	100	120,843
Total Foreign Agency Obligations — 1.9% (Cost: $13,305,863)			14,115,959
Municipal Bonds
Arizona — 0.1%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(b)	USD	890	931,948
California — 1.6%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,956,684
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB
Class B, (SAP), 3.29%, 06/01/42	USD	2,610	$ 2,042,377
Series A-1, 3.71%, 06/01/41		1,000	782,150
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,238,823
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48		2,500	2,694,822
State of California, GO, BAB, 7.55%, 04/01/39		1,500	1,813,113
State of California, Refunding GO, 5.13%, 03/01/38		1,000	1,010,741
			11,538,710
Florida — 0.2%
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34		1,500	1,562,434
Georgia — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		987	1,077,957
Hawaii — 0.3%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	692,992
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,085,311
			1,778,303
Illinois — 0.2%
State of Illinois, GO, 5.10%, 06/01/33		1,745	1,766,292
Massachusetts — 0.6%
Massachusetts Educational Financing Authority, RB, Series A, 6.17%, 07/01/50		2,500	2,564,427
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,417,475
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	422,403
			4,404,305
New Jersey — 0.3%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41		1,750	2,026,879
New York — 0.6%
City of New York, GO
Series H, 6.29%, 02/01/45		600	640,438
Series D-1, Sustainability Bonds, 5.09%, 10/01/49		1,000	967,272
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,054,466
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39		1,100	1,138,178
United Nations Development Corp., Refunding RB, Series A, 6.54%, 08/01/55		850	900,629
			4,700,983
Security		Par (000)	Value
Texas — 0.4%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	USD	2,000	$ 1,456,311
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, Class A2, 5.17%, 04/01/41		1,500	1,532,051
			2,988,362
Total Municipal Bonds — 4.5% (Cost: $32,068,960)			32,776,173
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 9.6%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)		1,352	1,360,348
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64(b)		431	433,229
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		306	271,790
Series 2006-OA21, Class A1, (1-mo. Term SOFR + 0.30%), 4.44%, 03/20/47(a)		296	256,474
Series 2007-OA10, Class 2A1, (1-mo. Term SOFR + 0.61%), 4.77%, 09/25/47(a)		3,512	508,888
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69(b)		1,544	1,551,315
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		181	143,810
Barclays Mortgage Loan Trust, Series 2025-NQM3, Class A1, 5.64%, 05/25/65(b)		957	965,608
Bravo Residential Funding Trust(b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)		445	417,942
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		362	359,305
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,000	1,007,037
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49(a)(b)		393	397,751
CIM Trust(b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		928	929,680
Series 2023-I2, Class A1, 6.64%, 12/25/67		866	871,594
COLT Mortgage Loan Trust(b)
Series 2020-2, Class M1, 5.25%, 03/25/65(a)		3,050	3,050,690
Series 2020-3, Class M1, 3.36%, 04/27/65(a)		3,820	3,697,247
Series 2022-1, Class A1, 4.55%, 04/25/67(a)		1,269	1,264,127
Series 2022-9, Class A1, 6.79%, 12/25/67		229	228,709
Series 2023-2, Class A1, 6.60%, 07/25/68		887	894,319
Series 2023-3, Class M1, 7.82%, 09/25/68(a)		800	813,007
Series 2024-6, Class A1, 5.39%, 11/25/69		1,106	1,112,402
Series 2024-7, Class A1, 5.54%, 12/26/69		1,312	1,322,115
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,142	1,152,345
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67(a)(b)		2,245	2,244,302
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67(a)(b)		213	208,007
Ellington Financial Mortgage Trust(a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,541,443
Series 2021-2, Class A1, 0.93%, 06/25/66		164	138,014
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)		2,190	1,819,487
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		971	968,067
Series 2024-INV4, Class A2, 5.50%, 12/25/54		886	889,838

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ2, Class A4, 2.50%, 06/25/52(a)(b)	USD	915	$ 759,716
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)		808	669,606
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		72	45,523
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		521	525,605
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67(b)		978	976,339
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		41	13,278
Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		377	372,762
Series 2022-INV3, Class A3B, 3.00%, 09/25/52(a)(b)		651	561,915
Series 2023-DSC1, Class A1, 4.63%, 07/25/63(a)(b)		270	265,044
Series 2024-INV1, Class A3, 5.50%, 04/25/55(a)(b)		1,655	1,663,343
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52(a)(b)		690	594,524
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.84%, 05/25/36(a)		108	70,060
MFA Trust(b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65(a)		2,750	2,334,613
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		672	670,521
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,146	1,156,626
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67(b)		1,387	1,389,977
New Residential Mortgage Loan Trust, Series 2022- NQM5, Class A1, 6.30%, 11/25/52(b)		1,268	1,263,630
OBX Trust(b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52(a)		600	518,379
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		386	384,769
Series 2022-NQM9, Class A1B, 6.45%, 09/25/62		990	987,442
Series 2023-NQM1, Class A1, 6.12%, 11/25/62(a)		524	523,050
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,064	1,072,062
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		824	830,574
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,074	1,083,065
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59(a)(b)		1,762	1,773,381
PRKCM Trust(b)
Series 2023-AFC2, Class A1, 6.48%, 06/25/58		901	903,494
Series 2023-AFC3, Class A1, 6.58%, 09/25/58		1,249	1,261,674
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54(a)(b)		1,439	1,445,379
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55(a)(b)		635	635,065
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52(a)(b)		892	769,845
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		914	918,731
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62(b)		565	564,844
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)		595	590,003
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65(a)(b)		2,050	1,829,219
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65(a)(b)		2,000	1,803,719
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75%, 06/25/57(a)(b)		43	42,446
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,353	2,265,314
Series 2022-INV2, Class A1, 6.79%, 10/25/67		359	357,383
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(b) (continued)
Series 2023-1, Class A1, 5.85%, 12/25/67	USD	714	$ 713,776
Series 2023-5, Class A1, 6.48%, 06/25/68		763	768,467
Series 2024-8, Class A1, 5.36%, 10/25/69(a)		1,528	1,536,126
Series 2024-R1, Class A1, 5.22%, 09/25/69(a)		1,508	1,509,042
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58(b)		1,066	1,074,677
			70,313,898
Commercial Mortgage-Backed Securities — 3.5%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,105,225
Bank, Series 2021-BN35, Class C, 2.90%, 06/15/64(a)		672	568,204
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1-mo. Term SOFR + 0.52%), 4.68%, 07/25/37(a)(b)		476	441,428
BBCMS Mortgage Trust, Series 2025-C35, Class D, 4.50%, 07/15/58(b)		330	269,021
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.84%, 11/15/41(a)(b)		630	632,362
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 6.00%, 08/15/42(a)(b)		506	507,426
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)(b)		200	206,353
BX Commercial Mortgage Trust(a)(b)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 5.19%, 12/15/38		532	531,853
Series 2021-SOAR, Class A, (1-mo. Term SOFR + 0.78%), 4.94%, 06/15/38		1,482	1,480,761
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 4.95%, 10/15/38		133	133,206
Series 2022-LP2, Class A, (1-mo. Term SOFR + 1.01%), 5.16%, 02/15/39		639	638,110
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 02/15/39		451	452,429
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 6.34%, 02/15/39		93	93,065
BX Trust(a)(b)
Series 2021-LBA, Class AJV, (1-mo. Term SOFR + 0.91%), 5.07%, 02/15/36		1,690	1,689,472
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 5.00%, 01/15/39		1,300	1,298,781
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 6.79%, 02/15/41		240	239,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 04/15/41		615	615,907
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 7.19%, 03/15/41		170	170,000
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	517,029
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)(b)		250	220,651
COMM Mortgage Trust, Series 2025-167G, Class B, 5.93%, 08/10/40(b)		341	342,251
Commercial Mortgage Trust(b)
Series 2025-167G, Class A, 5.50%, 08/10/40		309	310,148
Series 2025-SBX, Class B, 5.73%, 08/10/41(a)		722	725,429
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 7.19%, 08/15/41(a)(b)		660	659,416
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSMC(a)(b)
Series 2020-FACT, Class D, (1-mo. Term SOFR + 4.32%), 8.48%, 10/15/37	USD	900	$ 846,000
Series 2021-BHAR, Class C, (1-mo. Term SOFR + 2.11%), 6.27%, 11/15/38		300	296,531
DC Trust(a)(b)
Series 2024-HLTN, Class C, 7.29%, 04/13/40		220	219,969
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.99%, 08/15/37		220	220,069
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 6.39%, 08/15/37		236	236,221
Extended Stay America Trust, Series 2021-ESH, Class D, (1-mo. Term SOFR + 2.36%), 6.51%, 07/15/38(a)(b)		1,627	1,627,523
GS Mortgage Securities Corp. Trust(a)(b)
(1-mo. Term SOFR + 3.45%), 7.59%, 11/25/41		400	399,959
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 6.79%, 11/25/41		216	216,306
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		624	621,121
Hilton USA Trust, Series 2025-NVIL, Class B, (1-mo. Term SOFR + 2.19%), 6.34%, 07/15/42(a)(b)		218	218,818
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 6.54%, 06/15/39(a)(b)		800	801,500
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)(b)		234	253,546
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		176	173,000
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, 5.52%, 08/10/42(a)(b)		314	319,574
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1-mo. Term SOFR + 2.94%), 7.09%, 11/15/34(a)(b)		270	269,409
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,119,403
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)(b)		650	643,001
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)(b)		730	737,242
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,680,879
Series 2024-BPRC, Class D, 7.08%, 07/15/43(b)		250	251,823
Series 2025-5C3, Class A3, 6.10%, 01/15/58		611	648,103
			25,647,699
Total Non-Agency Mortgage-Backed Securities — 13.1% (Cost: $98,563,479)			95,961,597
Preferred Securities
Capital Trusts — 7.0%(a)
Automobiles — 0.4%
General Motors Financial Co., Inc., Series C, 5.70%(i)		2,500	2,488,950
Banks(i) — 3.7%
Bank of America Corp.
6.63%		7,650	7,959,741
Series FF, 5.88%(f)		3,500	3,535,896
Barclays PLC
4.38%		310	297,393
Security		Par (000)	Value
Banks (continued)
Barclays PLC (continued)
9.63%	USD	640	$ 726,568
Citigroup, Inc.
Series BB, 7.20%		2,500	2,580,377
Series FF, 6.95%		2,500	2,567,517
HSBC Holdings PLC
4.70%		275	259,433
6.00%(f)		235	235,912
6.50%(f)		1,090	1,113,407
ING Groep NV, Series NC10, 4.25%		1,500	1,337,264
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)		252	250,583
Lloyds Banking Group PLC, 6.75%		595	601,277
NatWest Group PLC, 8.13%		225	253,295
PNC Financial Services Group, Inc., Series W, 6.25%(f)		3,584	3,677,546
U.S. Bancorp, Series J, 5.30%(f)		1,900	1,894,381
			27,290,590
Capital Markets — 0.2%
State Street Corp., 5.30%, 06/01/77		1,485	1,343,770
Electric Utilities — 0.9%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79		4,750	4,775,063
PG&E Corp., 7.38%, 03/15/55		1,723	1,770,124
			6,545,187
Financial Services(i) — 1.5%
Bank of New York Mellon Corp., Series F, 4.63%		2,750	2,730,921
Goldman Sachs Group, Inc., Series W, 7.50%		2,500	2,653,275
NatWest Group PLC, 6.00%		1,575	1,576,824
UBS Group AG(b)
4.88%		2,000	1,969,222
Series NC10, 9.25%		1,200	1,429,040
Series NC5, 9.25%		400	440,606
			10,799,888
Health Care Equipment & Supplies — 0.2%
CVS Health Corp.
6.75%, 12/10/54		320	330,315
7.00%, 03/10/55		1,305	1,369,915
			1,700,230
Independent Power and Renewable Electricity Producers(b)(i) — 0.1%
NRG Energy, Inc., 10.25%		340	370,724
Vistra Corp., 7.00%		141	143,153
			513,877
Utilities — 0.0%
Electricite de France SA, 3.38%(d)(i)	EUR	200	225,121
			50,907,613

Shares
Preferred Stocks — 0.0%(e)
Financial Services — 0.0%
Federal National Mortgage Association, Series S(a)(i)	10,000	166,000

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services(c) — 0.0%
Veritas Kapital Assurance PLC
Series G	428	$ 9,737
Series G-1	296	6,734
		16,471
		182,471
Trust Preferred — 0.1%
Financial Services — 0.1%
Citigroup Capital XIII, 10/30/40(a)(e)	29,583	892,519
		892,519
Total Preferred Securities — 7.1% (Cost: $50,169,126)		51,982,603

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.7%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30(k)	USD	6,055	5,066,363
Collateralized Mortgage Obligations — 5.3%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,496,856
Series 2022-25, Class KL, 4.00%, 05/25/52		14,500	13,396,090
Series 2025-24, Class PZ, 5.00%, 03/25/55		5,126	4,898,252
Series 5499, Class FW, (30-day Avg SOFR + 1.40%), 5.76%, 02/25/55(a)		4,494	4,526,413
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,301	1,267,534
Series 4398, Class ZX, 4.00%, 09/15/54		11,907	11,038,357
Series 4549, Class TZ, 4.00%, 11/15/45		2,522	2,456,076
			39,079,578
Interest Only Collateralized Mortgage Obligations — 1.4%
Fannie Mae REMICS
Series 2012-47, Class NI, 4.50%, 04/25/42		559	75,225
Series 5112, Class KI, 3.50%, 06/25/51		13,973	2,612,901
Ginnie Mae
Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 2.21%, 12/16/39(a)		472	47,161
Series 2019-151, Class IA, 3.50%, 12/20/49		26,340	4,895,898
Series 2021-175, Class IE, 4.00%, 09/20/47		12,657	2,637,809
			10,268,994
Mortgage-Backed Securities(f) — 8.9%
Fannie Mae Mortgage-Backed Securities, 4.00%, 04/01/56		768	725,401
Freddie Mac Mortgage-Backed Securities
4.00%, 05/01/39		3,649	3,589,049
4.50%, 03/01/47		447	447,524
Ginnie Mae Mortgage-Backed Securities
5.50%, 08/15/33 - 07/20/55		1,181	1,201,832
6.00%, 07/20/55		760	788,460
Uniform Mortgage-Backed Securities
1.50%, 05/01/31		4,121	3,883,377
5.00%, 08/01/34 - 11/01/45		22,560	22,875,844
4.50%, 06/01/37 - 06/01/44		11,195	11,178,775
5.50%, 12/01/37 - 08/01/54		7,835	7,993,854
6.00%, 12/01/38 - 08/01/55		1,607	1,655,217
3.50%, 09/01/42 - 04/01/53		2,409	2,219,826
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
3.00%, 02/01/52	USD	1,714	$ 1,506,360
4.00%, 05/01/52 - 09/01/52		3,440	3,277,430
6.50%, 10/01/53		3,623	3,746,835
			65,089,784
Total U.S. Government Sponsored Agency Securities — 16.3% (Cost: $121,242,358)			119,504,719
U.S. Treasury Obligations
U.S. Treasury Bonds(f)
4.38%, 02/15/38		1,600	1,613,562
4.13%, 08/15/44		30,400	28,217,375
3.00%, 11/15/45		54,500	42,201,309
3.13%, 05/15/48		1,900	1,465,078
4.63%, 05/15/54		63,500	62,388,750
4.75%, 05/15/55		70,000	70,218,750
U.S. Treasury Notes(f)
3.63%, 05/31/28		1,900	1,900,297
4.88%, 10/31/28		7,800	8,077,875
Total U.S. Treasury Obligations — 29.6% (Cost: $215,047,486)			216,082,996
Total Long-Term Investments — 145.3% (Cost: $1,058,692,056)			1,061,956,476

Shares
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(p)(q)	8,165,942	8,165,942

		Par (000)
U.S. Treasury Obligations — 7.2%
U.S. Treasury Notes(f)
5.00%, 10/31/25	USD	26,000	26,016,433
0.63%, 07/31/26		27,500	26,795,742
			52,812,175
Total Short-Term Securities — 8.3% (Cost: $60,885,533)			60,978,117
Total Investments — 153.6% (Cost: $1,119,577,589)			1,122,934,593
Liabilities in Excess of Other Assets — (53.6)%			(391,879,093)
Net Assets — 100.0%			$ 731,055,500

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	When-issued security.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Convertible security.
(k)	Zero-coupon bond.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Trust.
(q)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 4,465,196	$ 3,700,746 (a)	$ —	$ —	$ —	$ 8,165,942	8,165,942	$ 180,137	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
U.S. Bancorp Investments, Inc.	4.06%(b)	04/07/25	Open	$ 3,105,000	$ 3,170,798	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.06 (b)	04/07/25	Open	551,375	563,059	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.20 (b)	05/19/25	Open	112,416	114,292	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.20 (b)	05/19/25	Open	373,125	379,352	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.20 (b)	06/16/25	Open	3,869,257	3,920,433	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.07 (b)	07/01/25	Open	45,483	45,985	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.15 (b)	07/01/25	Open	581,398	587,936	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	309,129	312,621	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	971,250	982,221	Corporate Bonds	Open/Demand
BNP Paribas SA	4.28 (b)	07/10/25	Open	1,434,500	1,449,159	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.30 (b)	07/10/25	Open	8,121,750	8,204,745	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.30 (b)	07/10/25	Open	1,610,000	1,626,452	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.30 (b)	07/10/25	Open	41,351,875	41,774,445	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.30 (b)	07/10/25	Open	1,897,625	1,917,028	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.14 (b)	07/21/25	Open	467,280	471,383	Corporate Bonds	Open/Demand
BNP Paribas SA	4.17 (b)	07/21/25	Open	3,065,440	3,092,538	Capital Trusts	Open/Demand
BNP Paribas SA	4.20 (b)	07/21/25	Open	1,178,205	1,188,691	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	4.12 (b)	07/21/25	Open	101,400	102,286	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.15 (b)	07/21/25	Open	610,650	616,024	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.15 (b)	07/21/25	Open	132,678	133,845	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.20 (b)	07/21/25	Open	1,385,560	1,397,891	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.20 (b)	07/21/25	Open	207,080	208,923	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.30 (b)	07/22/25	Open	26,640,625	26,873,701	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.23 (b)	07/28/25	Open	486,250	490,183	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.14 (b)	08/05/25	Open	572,986	576,969	Corporate Bonds	Open/Demand
Citigroup Global Markets, Inc.	4.26 (b)	08/06/25	Open	70,087,500	70,565,029	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	08/06/25	Open	62,150,625	62,576,978	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	08/06/25	Open	28,424,000	28,618,989	U.S. Treasury Obligations	Open/Demand
Citigroup Global Markets, Inc.	4.30 (b)	08/06/25	Open	26,390,000	26,571,035	U.S. Treasury Obligations	Open/Demand
Goldman Sachs & Co. LLC	4.10 (b)	08/07/25	Open	98,840	99,497	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	08/13/25	Open	428,085	430,416	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Morgan Stanley & Co. LLC	0.50%(b)	08/19/25	Open	$ 71,049	$ 71,112	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.75 (b)	08/19/25	Open	72,675	72,762	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.25)(b)	08/26/25	Open	53,300	53,300	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	08/26/25	Open	259,569	260,542	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/04/25	Open	150,000	150,394	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/09/25	Open	233,479	234,050	Corporate Bonds	Open/Demand
Bank of Montreal	4.33	09/12/25	10/14/25	6,863,114	6,876,322	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	321,424	322,041	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	833,252	834,851	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	150,870	151,160	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,508,435	1,511,331	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,167,016	1,169,257	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,598,317	3,605,225	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,649,796	3,656,804	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	463,700	464,591	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	527,326	528,339	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	247,083	247,557	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	127,495	127,739	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,336,383	1,338,949	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	346,607	347,273	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	12,660,650	12,684,958	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	802,914	804,456	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	3,357,087	3,363,533	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	714,096	715,467	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	429,775	430,600	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,626,835	1,629,959	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,468,243	1,471,062	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	187,002	187,361	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,411,431	1,414,141	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,077,678	1,079,747	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	118,877	119,105	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,055,895	2,059,843	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	753,931	755,379	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	706,546	707,903	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Wells Fargo Securities, LLC	4.32%	09/12/25	10/14/25	$ 159,451	$ 159,757	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,225,270	1,227,623	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,823,638	1,827,139	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	422,970	423,783	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	713,074	714,444	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,133,877	1,136,054	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	806,457	808,005	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,290,399	1,292,876	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	199,495	199,878	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	875,921	877,603	U.S. Government Sponsored Agency Securities	Up to 30 Days
Morgan Stanley & Co. LLC	2.35 (b)	09/12/25	Open	365,919	366,421	Corporate Bonds	Open/Demand
Wells Fargo Securities, LLC	4.32	09/17/25	10/14/25	1,439,409	1,441,827	U.S. Government Sponsored Agency Securities	Up to 30 Days
J.P. Morgan Securities LLC	4.05	09/19/25	10/02/25	268,757	269,120	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.15	09/19/25	10/02/25	149,750	149,957	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.20	09/19/25	10/02/25	1,661,020	1,663,345	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.24	09/19/25	10/31/25	3,800,000	3,805,371	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.24	09/19/25	10/31/25	3,918,750	3,924,288	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	1,059,306	1,060,789	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	224,719	225,033	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	119,858	120,025	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	79,905	80,017	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	2,231,250	2,234,374	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	827,500	828,659	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	955,000	956,337	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	1,142,812	1,144,412	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.70	09/19/25	10/31/25	47,768	47,826	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	526,990	527,675	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	165,887	166,103	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	91,053	91,174	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.05	09/19/25	10/31/25	1,440,146	1,442,090	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	311,330	311,755	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	483,920	484,581	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	984,637	985,983	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	267,375	267,745	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	109,838	109,989	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	140,828	141,022	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	633,420	634,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	82,031	82,146	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	222,480	222,791	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,260,000	1,261,764	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	451,250	451,882	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,687,500	1,689,863	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	423,559	424,152	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	831,852	833,017	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	2,804,910	2,808,837	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,648,250	1,650,558	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	149,000	149,209	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	2,932,500	2,936,606	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	3,870,000	3,875,418	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	414,509	415,089	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	380,587	381,120	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.20%	09/19/25	10/31/25	$ 724,750	$ 725,765	Corporate Bonds	Up to 30 Days
Morgan Stanley & Co. LLC	3.75 (b)	09/23/25	Open	50,000	50,036	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.24 (b)	09/29/25	Open	1,887,500	1,887,945	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	4.24	09/30/25	10/31/25	6,074,062	6,074,778	Foreign Agency Obligations	Up to 30 Days
BofA Securities, Inc.	4.10	09/30/25	10/31/25	86,070	86,070	Corporate Bonds	Up to 30 Days
				$ 394,191,746	$ 396,664,439

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Long Bond	45	12/19/25	$ 5,248	$ 99,033
Ultra U.S. Treasury Bond	156	12/19/25	18,749	529,700
2-Year U.S. Treasury Note	157	12/31/25	32,714	(38,230)
5-Year U.S. Treasury Note	63	12/31/25	6,878	(1,651)
				588,852
Short Contracts
10-Year U.S. Treasury Note	136	12/19/25	15,300	(111,782)
10-Year U.S. Ultra Long Treasury Note	147	12/19/25	16,916	16,751
				(95,031)
				$ 493,821
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	34,233	EUR	29,040	Deutsche Bank AG	10/16/25	$ 110
USD	82,155	EUR	69,855	Deutsche Bank AG	10/16/25	71
USD	116,198	EUR	98,812	Deutsche Bank AG	10/16/25	88
USD	118,178	EUR	99,679	Deutsche Bank AG	10/16/25	1,050
USD	121,162	EUR	103,021	Deutsche Bank AG	10/16/25	107
USD	128,170	EUR	108,982	Deutsche Bank AG	10/16/25	111
USD	215,719	EUR	183,443	Deutsche Bank AG	10/16/25	164
USD	99,482	CAD	137,000	Barclays Bank PLC	12/17/25	687
USD	8,586,118	EUR	7,261,000	Morgan Stanley & Co. International PLC	12/17/25	23,955
USD	107,204	EUR	90,000	Royal Bank of Canada	12/17/25	1,076
USD	92,144	EUR	78,000	State Street Bank and Trust Co.	12/17/25	167
USD	541,114	GBP	399,000	Morgan Stanley & Co. International PLC	12/17/25	4,444
						32,030
USD	72,117	EUR	61,769	Citibank N.A.	10/16/25	(465)
USD	121,052	EUR	103,683	Citibank N.A.	10/16/25	(781)
USD	281,745	EUR	241,319	Citibank N.A.	10/16/25	(1,818)
USD	114,802	EUR	98,000	Natwest Markets PLC	12/17/25	(759)
USD	235,086	EUR	200,000	Natwest Markets PLC	12/17/25	(754)
USD	117,674	EUR	100,000	State Street Bank and Trust Co.	12/17/25	(246)
						(4,823)
						$ 27,207
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	7,800	$ (613,101)	$ (597,124)	$ (15,977)
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	USD	16,025	(368,887)	(367,015)	(1,872)
						$ (981,988)	$ (964,139)	$ (17,849)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 124	$ 184	$ (60)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	20	1,676	1,779	(103)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	5	356	(516)	872
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	3	214	(294)	508
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	9	602	(827)	1,429
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	3	175	(246)	421
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	6	366	(542)	908
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	4	265	(380)	645
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	13	1,647	1,308	339
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	18	2,954	2,306	648
								$ 8,379	$ 2,772	$ 5,607

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 65,938,444	$ —	$ 65,938,444
Common Stocks	—	—	10,695	10,695
Corporate Bonds	—	444,268,083	2,302,351	446,570,434

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Core Bond Trust (BHK)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Fixed Rate Loan Interests	$ —	$ 2,541,324	$ —	$ 2,541,324
Floating Rate Loan Interests	—	15,739,931	731,601	16,471,532
Foreign Agency Obligations	—	14,115,959	—	14,115,959
Municipal Bonds	—	32,776,173	—	32,776,173
Non-Agency Mortgage-Backed Securities	—	95,961,597	—	95,961,597
Preferred Securities
Capital Trusts	—	50,907,613	—	50,907,613
Preferred Stocks	—	166,000	16,471	182,471
Trust Preferred	892,519	—	—	892,519
U.S. Government Sponsored Agency Securities	—	119,504,719	—	119,504,719
U.S. Treasury Obligations	—	216,082,996	—	216,082,996
Short-Term Securities
Money Market Funds	8,165,942	—	—	8,165,942
U.S. Treasury Obligations	—	52,812,175	—	52,812,175
Unfunded Floating Rate Loan Interests(a)	—	630	—	630
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(7)	—	(7)
	$9,058,461	$1,110,815,637	$3,061,118	$1,122,935,216
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 5,770	$ —	$ 5,770
Foreign Currency Exchange Contracts	—	32,030	—	32,030
Interest Rate Contracts	645,484	—	—	645,484
Liabilities
Credit Contracts	—	(18,012)	—	(18,012)
Foreign Currency Exchange Contracts	—	(4,823)	—	(4,823)
Interest Rate Contracts	(151,663)	—	—	(151,663)
	$493,821	$14,965	$—	$508,786

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $402,652,422 are categorized as Level 2 within the fair value hierarchy.

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium-Term Note
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
PIK	Payment-in-Kind
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SAP	Subject to Appropriations
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
Schedule of Investments